EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.48

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	7879863	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Open) Program Parameters - Other- Lender exception prior to consummation for subject is a rural property and has XXXX acres. Guidelines state maximum acres are 10 and that rural properties are ineligible. Determined non-material based on compensating factors. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: qualifying FICO of XXXX, residual income of $XXXX, and 10+ years in same business.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7871725	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of $XXXX, which is less than the system calculated Finance Charge of $XXXX. The Finance Charge on the final CD is understated by $XXXX which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Closing Protection Letter $XXXX; Recording Service Fee $XXXX; Mortgage Broker Fee $XXXX; Prepaid Interest $XXXX; Settlement Fee $XXXX; Title - Storage Fee $XXXX; Underwriting Fee $XXXX; and Wire Transfer Fee $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding.The Updated ROR for the loan transaction on XX/XX/XXXX was issued on and the borrower has until midnight on XX/XX/XXXX to rescind. The exception can not be resolved until the recession period ends.(Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The reopened rescission expired midnight on XX/XX/XXXX clearing the exception. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7933910	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Open) Credit - Other-

Lender Exception for the subject property neighborhood characteristics being rural prior to consummation. Deemed Non Material based on compensating factors. (Waived)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The borrower owns XXXX other REOs; however the loan file did not contain documentation evidencing the real estate tax bills for those properties to determine the correct DTI as required. ***Additional Conditions May Apply***

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The borrower reflected on the loan application the REO property located on West Ave was rented for $XXXX per month; however, the loan file did not contain an executed Lease as required to determine the qualifying DTI.*** Additional Conditions May Apply***

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on the borrowers, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX of XXXX%. The origination underwriter used a 100% ownership factor for the XXXX mos bank statement deposits of the business with a XXXX% business expense ratio calculating the monthly income as $XXXX. The loan file contains a CPA Letter that verified the borrower's ownership is XXXX%; therefore, the qualifying monthly income is $XXXX, which increased the DTI from 40.159% to XXXX% exceeding the guideline maximum.

Response 1 (XX/XX/XXXX XX:XXAM)
Qualifying Bank deposits of $XXXX for the year were reduced by a XXXX% expense ratio, leaving $XXXX net. The borrower was XXXX% owner. $XXXX reduced by XXXX% other ownership was $162,322.40 borrower net. Divide by XXXX mos = $XXXX qualifying bank statement income. Borrower also had positive net rental income from XXXX in the amount of $XXXX per month. $XXXX + $XXXX = $XXXX per month qualifying income. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: Credit score XXXX, Reserves $XXXX or XXXX mos	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7940434	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) State HPML-

The loan failed the late fees test. This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 9.400%. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX, Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) Title Commitment - Missing/Incomplete- The title commitment is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- Lender's Exception - Lender allowed the payment shock to be more than 300% for a FTHB. Compensating factors deems as non-material. (waived) (Open) Verification Documentation - VOR- Lender's Exception - Lender allowed the borrower to provide a VOR from a private property owner without canceled checks. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXXX which supports the appraised value.	Compensating factors - $XXXX residual income per month, XXXX mos reserves, XXXX years of self-employment Compensating factors - $XXXX residual income per month, XXXX mos reserves, XXXX years of self-employment	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7937355	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Income - Other/Missing-

The source of the qualifying income was XXXX mos of bank statements from XXXX and Excavation Inc. The lender guidelines required verification of borrower's ownership percentage of the business by providing one of the following: CPA letter, tax preparer letter, operating agreement of equivalent reflecting the borrower's ownership percentage. Required documentation was not provided.

Response 1 (XX/XX/XXXX 11:38AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Origination income was calculated using XXXX mos of bank statements from XXXX, account ending in #XXXX. The monthly statements from XX/XX/XXXX through XX/XX/XXXX were not provided for review. Additionally, lender notes on the bank statement calculator required a letter of explanation for large deposits with source documents to support the deposits. The following large deposits were not sourced as required: Deposit $XXXX on XX/XX/XXXX, deposit of $XXXX on XX/XX/XXXX, Deposit of $XXXX on XX/XX/XXXX and deposit of $XXXX on XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The lender guidelines allowed XXXX% payment shock for loans with DTI over 45%. Borrower's DTI was XXXX% and payment shock for the borrower was XXXX% which exceeded the guidelines maximum.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	$XXXX per month residual income. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7939383	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX doesnot reflect the correct Loan Type. The Loan Type is reflected as Other; however,it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was : XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) State HPML-

The loan failed the high-cost mortgage (HOEPA) APR threshold test due to the following: The loan is a first-lien transaction, and the annual percentage rate (APR), as determined in accordance with 12 CFR 1026.32(a)(3), is XXXX%, which exceeds the Average Prime Offer Rate (APOR), XXXX%, by more than XXXX%. The date the interest rate was set, as used for calculating the APOR, is XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7936605	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Credit - Other-

Guidelines require a background report which includes liens and judgments searches on the business entity. The loan file is missing the complete background search on the entity, XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Other-

Lender Exception provided to allow asset statements to be over 90 days old on the note date, approved using XX/XX/XXXX statement, note date XX/XX/XXXX. Deemed non-material based on compensating factors. (Waived)

(Open) Credit Report - Other-

Lender Exception provided for address on HOI and Flood Cert to reflect XXXX when other docs reflect XXXX, approved for zip code XXXX is valid for 2 cities per USPS, XXXX and XXXX. Deemed non-material based on compensating factors. (Waived)

(Open) Title Commitment - Other-

Lender Exception provided for primary residence vesting in an entity. Deemed non-material based on compensating factors. (Waived)

(Open) Program Parameters - Credit Score-

Lender exception provided to allow a qualifying credit score of XXX which did not meet the minimum requirement of XXX. Deemed non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: XXXX mos reserves after closing and self-employed XXXX years and Residual Income $XXXX Compensating Factors: XXXX mos reserves after closing and self-employed XXXX years and Residual Income $XXXX Compensating Factors: XXXX mos reserves after closing and self-employed XXXX years and Residual Income $XXXX Compensating Factors: XXXX mos reserves after closing and self-employed XXXX years and Residual Income $XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7931940	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Program Parameters - Other- According to guidelines escrow funds/impound accounts can be waived only by management approval. Flood Insurance is escrowed; however, homeowner's insurance and property taxes were not. The loan file was missing management approval. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated XX/XX/XXXX supportive of value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7917117	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR 9.6XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) Credit Missing - One or More Reports Missing- The loan file contains refresh reports dated XX/XX/XXXX and XX/XX/XXXX, which does not reflect credit scores for the borrower. The original credit report is dated XX/XX/XXXX, per the comparison reports obtained in the loan file. However, the original credit report dated XX/XX/XXXX, is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7919608	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7903165	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv). .

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Open) Assets - Minimum Reserves- Lender Exception - Lender allowed for the borrower to close with a minimal shortage of reserves. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - $XXXX residual income per month, Low LTV XXXX%, Low DTI XXXX%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7907263	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) State HPML-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13), COMAR09.03.09.02B(6) ). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Assets - Bank Statements-

A portion of qualifying assets totaling $XXXX from XXXX. Statements for XX/XX/XXXX-XX/XX/XXXX and for XX/XX/XXXX-XX/XX/XXXX provided. The statement prior to XX/XX/XXXX reflects a date range of XX/XX/XXXX-XX/XX/XXXX which was discovered by the lender reflecting XX/XX/XXXX-XX/XX/XXXX and not XX/XX/XXXX. The file contains a letter from XXXX stating the amounts represented in the letter are accurate. Reviewer unable to determine what letter XXXX referring to. Also, when you look at the XX/XX/XXXX-XX/XX/XXXX statement it reflects the same beginning and ending market value as the statement XX/XX/XXXX-XX/XX/XXXX. Please provide the XX/XX/XXXX-XX/XX/XXXX statement.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Total assets required $XXXX (fund to close $XXXX plus reserves on subject $XXXX). The file is missing documentation to evidence the deposit of $XXXX on 3/8/24; please provide. Reserves shortage $XXX without verification of $XXXX deposit.

Response 1 (XX/XX/XXXX XX:XXPM)
Please disregard. The deposit is less than XXXX% of the borrower's monthly income. (Void)

(Clear) Verification Documentation - VOE Self-Employed/Aged-

Guidelines require proof that the business is active by a third-party source dated within 10 days of the note date. The file contains a CPA letter dated XX/XX/XXXX which expired as of the note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The document does not contain a verification date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided to allow first time homebuyer living rent free/payment shock of XXXX%. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Loan exception to allow XXX months reserves versus required XXXX mos reserves for first time homebuyer. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Loan exception provided for FICO XXX versus FICO XXXX for non-warrantable condo. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Loan exception provided for XXXX% of condo units must be sold/XXXX% of units must be owner occupied, and must be turned over to unit owners. Project has XX sold and XX owned by Developer, less than XXXX% owner-occupied, developer under control.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A 2nd full appraisal supports the appraised value.	Compensating factors: XXXX% DTI versus max 43% DTI; XXXX years in line of work Compensating factors: XXXX% DTI versus max 43% DTI; XXXX years in line of work Compensating factors: XXXX% DTI versus max 43% DTI; XXXX years in line of work Compensating factors: XXXX% DTI versus max 43% DTI; XXXX years in line of work	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7911266	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was incomplete or missing. Guidelines and the approval require a current housing payment history and if the primary residence is a rental, then a current VOR is required. The file did not contain a VOR as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7911510	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Verification Documentation - VOR-

Verification of XXXX mos rental payments is required per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Document received is corrupt. Please send again. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state business bank statements used for funds to close/ reserves must not reflect any NSFs or overdrafts. Business account (XXX xXXXX), which is being used for funds to close, reflects a significant amount of overdrafts. Without these funds file would be short $XXXX in verified assets.

Response 1 (XX/XX/XXXX XX:XXPM)
LOE received. Exception is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines state a gap credit or undisclosed debt monitoring report is required no more than 10 days prior to loan closing and this is missing from the loan file for the borrower. An undisclosed debt monitoring report is on file but is not for the borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The borrower indicates Permanent Resident Alien status, however, the file contains no evidence documenting status as legally residing. Provide a copy of the unexpired green card or equivalent.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	XXXX score. XXXX% DTI. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7908597	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Income - Employment History-

Lender Exception provided for borrower has been self-employed for less than XXXX years. ?Determined non-material based on compensating factors (waived).

(Clear) Assets - Bank Statements-

The XX/XX/XXXX XXXX #XXXX statement is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The mortgage statement verifying that the taxes and insurance are escrowed for the XXXX departing residence is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

Guidelines state that all mortgages must be current up to the month prior to closing. The subject closed XX/XX/XXXX. Date of last activity for XXXX/XXXX as reflected on the credit report is XX/XX/XXXX and XXXX CU HELOC is XX/XX/XXXX

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: XXXX years reserves, DTI XXXX%%, LTV XXXX, FICO XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7913180	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

Lender's Exception - Lender allowed the payment shock to exceed the max of XXXX%, for a FTHB. Compensating factors deems as non-material. (waived)

(Open) Program Parameters - LTV-

Lender's Exception - Lender allowed the LTV to exceed the max of XXXX%, for the borrower to receive gift funds without borrower's contribution. Compensating factors deems as non-material. (waived)

(Clear) Verification Documentation - VOR-

Per Lender's guides, verification of XXXX mos rental payments is required for a FTHB. Per final loan application, borrower indicated renting for $XXXX per month. However, the loan file does not contain a VOR or supporting documentation verifying rent as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - XXXX mos reserves, $XXXX residual income per month, Low DTI of XXXX%% Compensating factors - XXXX mos reserves, $XXXX residual income per month, Low DTI of XXXX%%	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7907262	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%. The loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Verification Documentation - VOR-

Per Lender's guides, verification of XXXX mos rental payments is required for First Time Home Buyers. The loan file contains bank statements; however, the statements does not indicate the borrower's rent is being paid. In addition, the loan file does not contain a VOR as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Per Lender's guides, payment shock cannot exceed XXXX% for a First Time Home Buyer. The borrower's payment shock is XXXX%, which exceeds the max of XXXX%. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Payment shock cannot exceed XXXX% for a FTHB. Page 50 of the guide. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	XXXX%% DTI. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7912217	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5 percent of the total loan amount of $XXXX. The following points and fees were included in the calculation: Appraisal Fee XXXX, Appraisal Review $XXXX, Mortgage Broker Fee (Indirect) $XXXX, Loan Discount Points $XXXX, and Underwriting Fee $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State & Local Predatory Lending-

This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (XX XX XXXX Sec. 343.201 (1)(E)) The date creditor received application is on or after XX/XX/XXXX; and The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5 percent of the total loan amount of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Severe Storms, Straight Line Winds, Tornadoes, and Flooding [XX-XXXX-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7890831	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) ROR - Not Executed-

The Right to Cancel Notice was not signed, and dated by all required parties. Borrower 1 and Borrower 2 did not execute. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b), (a)(1). Additionally, rescission needs to be re-opened.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the finding. The document is not for the subject property or borrower on the loan. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Appraisal - Other- Lender Exception provided for Appraisal correction - to not have to make changes to original appraisal. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Property Type- Lender Exception provided for rural property. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: FICO XXXX, XXXX years on job, XXXX mos reserves Compensating factor: FICO XXXX, XXXX years on job, XXXX mos reserves	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	7897323	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Verification Documentation - VOR-

Per Lender's guides a First Time Home Buyer is required to verify XXXX mos of rental payments. The loan file contains only 3 months of bank statements reflecting rental payments being withdrawn. However, there is no other supporting documentation reflecting the reaming XXX months of rental payments as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Per Lender's guides, payment shock of XXXX% is required for a First Time Home Buyer. However, the payment shock for the borrower is XXXX% (PITI $XXXX / $XXXX rental payment = XXXX%) which exceeds the max of XXXX%. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) Contract Addendum - Missing-

Per Lender's guides, IPCs are required to be disclosed on the purchase contract, appraisal, loan estimate and closing disclosure. However, the IPC was only disclosed on the closing disclosure. The loan file is missing an addendum indicating the seller's concessions as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	XXXX%% DTI. $XXXX per month residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7890389	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

								(Open) Appraisal - Other- Lender exception for no AMC transfer for subject appraisal at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	Compensating Factors - XXXX FICO, XXXX mos reserves, XXXX years employment.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7887970	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i)

Response 1 (XX/XX/XXXX XX:XXAM)
The document provided is sufficient to clear the finding. (Resolved)

								(Clear) Debts - Not Verified- The application reflects a $XXXX per month child support obligation. The court documentation provided does not identify the child support amount. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7885603	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

								(Open) Verification Documentation - VOE Self-Employed/Missing- The borrower is self-employed with XXXX. The lender guidelines required proof the business was active by a third-party source within 10 days of the Note date. Required documentation was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived) (Clear) Flood Certificate - Missing- The lender guidelines required a flood certificate and was missing from the file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX desk review dated XX/XX/XXXX was provided and supported the appraised value.	XXXX%% DTI. $XXXX per month residual income. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7892982	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines for the Alt Doc-Bank Statements program require proof the business is active by a third party source dated within 10 days of the note. The file contained a CPA letter confirming active; however, it is dated XX/XX/XXXX and the loan closed XX/XX/XXXX; therefore, 10 days exceeded.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a current housing payment history and if the primary residence is a rental, then a current VOR is required. In addition, the approval required a VOR. The file did not contain a VOR as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7897322	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- The income for the subject loan was derived from XXXX mos of bank statements. An accountant letter was provided to support the borrower's self employed business, ownership interest for the borrower and the operating expense factor. Per the lender guidelines, file must contain documentation showing evidence of the preparer's business. Required documentation was not provided. Response 1 (XX/XX/XXXX XX:XXAM) Still missing business license confirmation for XXXX (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX desk review dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7953828	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Non-Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: Appraisal report was not provided at least 3 days prior to consummation. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7957515	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Income - Rental Property Income-

Lender's Exception - Lender allowed the borrower to use XXXX% vacancy factor from the lease agreement. Compensating factors deems as non-material. (waived)

(Open) Program Parameters - Other-

Lender's Exception - Lender allowed the subject property to be rural property. Compensating factors deems as non-material. (waived)

(Clear) Income - Other/Missing-

The borrower was approved under the 12-month bank statement program. However, the loan file is missing May bank statement from XXXX#XXXX and XXXX bank statement from XXXX #XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - $XXXX residual income per month, s/e for XXXX years, Compensating factors - $XXXX residual income per month, s/e for XXXX years,	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7950823	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960791	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The Divorce decree is missing from the loan file. Per the loan application, the borrower listed monthly debts of $XXXX for Alimony and $XXXX for Child Support. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file does not contain documentation confirming the payment of $XXXX on the credit report for the borrower's rental property, XXXX, includes escrows. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

Lender Exception provided for XXXX% Max LTV on Cash-out Refinance over $XXXX, approved at XXXX% LTV for a XXXX FICO (Loan Amount $XXXX. Deemed non-material based on compensating factors.(Waived)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. The review PITIA payment for the subject property is $XXXX ($XXXX P&I, $XXXX Hazard insurance, $XXXX R.E. Taxes and $XXXX HOA) which exceeds the former PITIA payment of ($XXXX P&I, $XXXX Hazard insurance, $XXXX R.E. Taxes and $XXXX HOA), by more than XXXX% and does not meet program parameters.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The loan file did not contain an updated VOM for the XXXX/XXXX and XXXX mortgages as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a 2nd appraisal which supported the appraisal value.	Compensating Factors: Prior homeownership, Same line of business XXXX years and Residual Income $XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7767728	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- DSCR - Missing background check. Subject loan closed in an entity. Per the lender guidelines, a background report including a search for liens and judgments on the entity must be completed. The file is missing the background report. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Open) Liabilities - Mortgage Payment History- The loan file contained a lender exception to allow multiple mortgage lates in the prior XXXX mos for the primary residence. Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated XX/XX/XXXX, which supports the appraisal value.	Compensating factors: XXXX FICO Score with excellent credit for the borrower. XXXX%% LTV. Primary residence mortgage is in the spouse's name only. XXXX DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7948946	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) DSCR - Missing Entity Documentation-

The loan file is missing the operating agreement for the borrowing entity.

Response 1 (XX/XX/XXXX XX:XXAM)
Agree. According to XXXX Statute XXXX are not required to have a written Operating Agreement. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guidelines require that XXXXs provide a third-party document with an address that matches the primary residence on the application. The utility docs in file either dont match the application directly or are written in a foreign language so verification cannot be completed.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

XXXX borrowers without qualifying U.S. credit must provide evidence of two (2) open tradelines reporting for two (2) years with activity in the most recent XXXX mos. No derogatory credit history is permitted within the 2-year history under review. The loan file is missing 2 year credit history from a US or international credit report.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

XXXX investors purchasing investment properties in XXXX must sign a Conveyance to Foreign Entities as required by guidelines.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7947576	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The loan file contains evidence of a privately held 2nd mortgage by the seller. The loan program does not allow secondary financing. Further, including the 2nd mortgage in the amount of $XXXX would make the DSCR XXXX%, witch makes our loan amount below the minimum allowable and the CLTV XXXX8%. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Client request to waive based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supports value.	Comp factors - Qualifying Credit score XXXX and $XXXX in reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7948936	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7948945	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Open) HUD1 - Not Final- It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.	(Open) DSCR - Program Parameters - Other-

The loan file did not contain two consecutive months bank statement for account XXXX ending in #XXXX, Checking #XXXX to include verfication of certificates ending in #XXXX and #XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
#XXXX and #XXXX are not documented. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
XXXX is not translated to reflect $XXXX in XXXXX and certificates ending in #XXXX and #XXXX were not verified. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

The XXXX guidelines state borrower to own and investment property for twelve (12) months in the past XXXX mos. Missing documentation for owning an investment property for twelve (12) months for First Time Investor guideline. The file also contains XXXX documenation and they live in XXXX. The guidelines show that if a First Time Homebuyer would not qualify for a purchase. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Borrower meets first time investor requirements. A primary residence has been owned for 12 consecutive months in the prior 36 month period. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The loan file is missing the third-party document with an address that matches the primary residence on the application, lease agreement, utility bill, financial statement. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The loan file is missing the Conveyances to foreign entities - by entity buyer and Conveyances to foreign entities - by individual buyer per XXXX guideines. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX%% LTV. Experienced Investor. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7949446	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Appraisal - Other- There are additional appraisal findings. The subject property's city on the appraisal is listed as Milwaukee. The city should be corrected to Wauwatosa as listed on the title commitment. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7948947	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: Exhibit B of the loan agreement was not completed and signed accurately.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the XXXX Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

								(Clear) DSCR - Missing background check- Per the guidelines, a background search including liens and judgments search is required for the entity, XXXX. The file is missing the required documentation. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7948948	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Verification Documentation - VOR- Verification of XXXX mos rental payments for the primary residence is required and is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7948938	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Subject property was purchased XX/XX/XXXX which is less than XXXX mos from the Note date XX/XX/XXXX. Per the guidelines, the maximum loan amount is the lessor of $XXXX or purchase price plus improvements. The file is missing the HUD-1 from purchase of property plus documentation for cost of improvements. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX score. XXXX DSCR. XXXX months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7939375	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Incomplete-

The following section(s) of the Note are incomplete: Page one of the Note as well as page one of the Loan Agreement lists multiple entities as the borrower, however the only borrower is XXXX. The various signees should not be listed as borrower.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The Exhibit B has been provided and the updated Note has been provided. Please provide the updated Loan Agreement with the correct borrower names and initialed by the borrower. (Upheld)

(Clear) DSCR - Program Parameters - Other-

Subject loan closed as an entity with XXXX, which is 100% owned by Home Again Properties, Inc., which in turn is 100% owned by The Amended and Restated XXXX and XXXX Family Revocable Trust. The trustees of the trust are co-trustees XXXX and XXXX. As the trustees are considered co-trustees, they are 50/50 guarantors and owners of Home Again Properties, Inc which is 100% owner of XXXX. Per the guidelines, individual guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide authorization for a credit report and background report. In addition, all guarantors must meet the credit and background requirements for the loan program, and the guarantors credit score must meet the minimum program qualifying score. The non-borrowing guarantor, XXXX, signed the Guaranty Agreement however, the loan file is missing all other required documentation.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is incomplete/missing. The loan file did not contain either a Title Policy or Title Commitment as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7949450	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7948949	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check-

Missing background check per guidelines for XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Debby [XX-XXXX-XX] with an incident period of XX/XX/XXXX-XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. Exception provided in file for subject property being zoned rural. Compensating factors deem non-material. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: Experienced borrower, DSCR XXXX, Repeat XXXX client.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7948937	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- The loan file contains an exception to allow borrower living rent free with family. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: FICO score XXXX is XXXX points greater than minimum required, LTV is XXXX% less than maximum allowed,	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7948380	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Noteis incomplete: The loan agreement addendum Exhibit B has not been executed bythe borrower. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file required a maximum LTV for first time invetor of XXXX%. The loan exception to move forward and allow XXXX% LTV. Determined non-material with compensating factors (waived). (Clear) DSCR - Missing background check- The loan file is missing the background check which includes judgment and liens search on the entity, XXXX, XXXX, per XXXX guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: DSCR XXXX%, Fico score XXXX, borrower has owned his primary residence for five (5) years, and has over $XXXX in reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7938622	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The Note was executed by an entity, but the LLC documents for XXXX were not executed. Unable to determine if signatures on note are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The Mortgage was executed by an entity, but the LLC documents for XXXX were not executed. Unable to determine if signatures on mortgage are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Signature Discrepancy-

The signature on the Note does not appear to match the Trust Certification. The Date on the signature page of the trust for the Note reflects XX/XX/XXXX however the date on the Trust Certification is XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Signature Discrepancy-

The signature on the Security Instrument does not appear to match the Trust Certification. The Date of the trust on the signature page of the Security Instrument reflects XX/XX/XXXX however, the date on the Trust Certification is XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The corrected Mortgage and riders to update the date of the trust has been provided. Please provide evidence the documents have been re-recorded. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Name Discrepancy-

Page one of the Note lists multiple entities as the borrower, however the only borrower is XXXX. The various signees should not be listed as borrower

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) DSCR - Program Parameters - Other-

According to guidelines Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrower is purchasing XXXX% in the name of his LLC, XXXX and a second guarantor is the other XXXX% member. The guaranty is signed by the borrower/guarantor as well as the non-borrower guarantor; however, the loan file is missing a limited application, credit report, identification documentation and a background check through FraudGuard for the non-borrowing guarantor, required per guidelines.

Response 1 (XX/XX/XXXX XX:XXAM)
XXXX is frozen. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

The loan file contains a lender exception to allow the use of the TPP rents as the borrower has a history of receiving section 8 rents which are typically higher. Deemed non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, whichsupports the appraised value.	XXXX score. Experienced Investor. XXXX mos of reserves. Compensating Factors: FICO at XXXX; reserves of XXXX mos.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7949448	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7947582	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Compliance Finding - Missing Business Purpose Documentation- Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. The cash out letter dated XX/XX/XXXX which states "Cash out loan for debt consolidation", is not an acceptable business purpose reason. The loan is not TRID exempt. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7948378	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: Page one of the Note as well as page one of the Loan Agreement lists multiple entities as the borrower, however the only borrower is XXXX. The various signees should not be listed as borrower. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for credit report date exceeding the guideline requirement of being dated within 90 days of the note date. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: FICO XXXX, Favorable DSCR XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7948944	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7948049	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: Page 3 of 4 of the Note is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Power of Attorney Missing-

There is an individual on the Security Instrument who signed as an agent under a Power of Attorney, but the Power of Attorney is missing. The POA does not state the same person that signed as agent for on the security instrument.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for large deposits not sourced. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for escrow waiver. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided to allow POA for XXXX. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for vesting not in required LLC. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for tradeline requirements not met. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan amount contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: Favorable DSCR XXXX, LTV XXXX Compensating Factors: Favorable DSCR XXXX, LTV XXXX Compensating Factors: Favorable DSCR XXXX, LTV XXXX Compensating Factors: Favorable DSCR XXXX, LTV XXXX Compensating Factors: Favorable DSCR XXXX, LTV XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7931935	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The vested interest on Security instrument does not match the current vested interest on title. Title doesn’t reflect spouse joining in prior vested interest.

Response 1 (XX/XX/XXXXX XX:XXAM)
The information provided is not sufficient to cure the finding. The title provided in the loan file does not reflect the co-borrower. Please provide Warranty Deed and updated Title for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The title policy has been provided. Please provide Warranty Deed for review. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
The Mortgage provided was already in the original loan file. There has to be a chain of title connecting those who are taking out the new deed with who was on title at the time the transaction took place. XXXX did not have vested interest in the property to be able to be on the new mortgage. A deed transferring ownership from XXXX to XXXX and XXXX is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
The Title Commitment provided was in the original loan file. Talisha Delozia did not have vested interest in the property to be able to be on the new mortgage. A deed transferring ownership from XXXX to XXXX and XXXX is required. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: the loan agreement is not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7925774	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not fully executed. Additionally, the member of the entity signed as a natural person.

Response 1 (XX/XX/XXXX XX:XXPM)
On Exhibit B, the borrower needs to sign in the entity section and list their title. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. Page 12 of the security instrument was not executed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Open) Mortgage History - Missing/Incomplete- The file contains a lender exception for borrower living rent free. Deemed non-material based on compensating factors (waived). (Open) Program Parameters - Other- The file contains a lender exception for using a land contract to serve as investor experience. Deemed non-material based on compensating factors (waived). (Open) Appraisal - Other- Subject property is zoned as legal nonconforming. The appraiser did not address if the property was destroyed that it could be rebuilt. Response 1 (XX/XX/XXXX XX:XXAM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: DSCR XXXX, XXXX FICO is >XXXX points from minimum required, > XXXX points from minimum required for XXXX%% LTV Compensating Factors: DSCR XXXX, XXXX FICO is >XXXX points from minimum required, > XXXX points from minimum required for XXXX%% LTV XXXX score. XXXX DSCR. XXXX months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7789450	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA was provided dated XX/XX/XXXX and supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7964573	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7960795	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7955935	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to move forward without cancelled checks required for Private Lender. Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- Lender Exception provided for two point FICO 2 points less than minimum XXXX required for XXXX% LTV. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: DSCR greater than 1, Experienced Investor Compensating Factors: Experienced Investor, Cash back exceeds XXXX mos of reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7957528	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow XXXX% LTV for subject transaction with a credit score of less than XXXX. Deemed non-material based on compensating factors. (waived).

(Clear) DSCR - Program Parameters - Other-

According to the guidelines guarantors are required to provide a limited application, an authorization for a credit report and background report through FraudGuard as well as Identification documents such as a driver's license or passport. The loan file did not contain any of the aforementioned documentation for the non borrowing guarantor.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXXX mos of post closing PITIA payments, XXXX repeat client, DSCR greater than XXXX%	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7963157	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960813	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Report - Alerts-

The credit report contains a fraud alert which has not been adequately addressed in the loan file. The credit report reflected an extended fraud alert beginning XX/XX/XXXX for XXXX years which required the borrower to be contacted to confirm identity. The file did not contain any documentation to verify the fraud alert was cleared.

Response 1 (XX/XX/XXXX XX:XXAM)
Fraud Tool does not clear the Fraud Alert on the credit report. Evidence that the lender has contacted the borrower at the phone number listed on the credit report is required to clear the alert. This is a Know Your Customer requirement. An alternated method would be to obtain the Identity Theft Police Report from the borrower. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7960792	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957526	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception as the borrower has not owned their other investment property for a full XXXX mos. Determined to be non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors; XXXX FICO, XXXX mos reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7960799	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7955937	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for the use of the newly appraised value with less than XXXX mos seasoning since purchase. Determined to be non-material based on compensating factors. (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: XXXX mos reserves, experienced investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7957522	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the loan agreement was signed by the borrower but was missing the printed name. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow borrower living rent free. Deemed non-material based on compensating factors. (waived). (Open) Credit Report - Minimum Trade Lines- Lender exception provided to allow borrower that does not meet the minimum tradeline requirements. Deemed non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- Lender exception provided to allow borrower that hasn't owned an investment property for XXXX mos during the last 3 years. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors; XXXX mos reserves, XXXX FICO Compensating factors: XXXX FICO, excess reserves Compensating factors: FICO XXXX, excess reserves	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7957517	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The borrower’s name on the Security Instrument is inconsistent with the Title. Title reflects that current vested interest is in the name of Level Up Investments LLC however the mortgage lists Saba Bowers. A deed transferring ownership interest from Level Up Investment LLC to Saba Bowers is required to confirm ownership interest in the new mortgage.

Response 1 (09/20/2024 5:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by lender.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value. CU Score XXXX.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7953440	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for the borrower living rent free with family. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: DSCR above 1 and excess reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7957525	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was not signed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7957524	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was not signed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7957527	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement of the exhibit B was not signed by the borrower/LP.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Exhibit B provide has the borrowers printed name but is not signed by the borrower. The Borrower should sign the Exhibit above the printed name. (Upheld)

Response 2 (XX/XX/XXXX 1:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7960794	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines. The loan file did not contain a background check for the subject entity, XXXX, to include a judgment & lien search as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7960793	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines. The loan file did not contain a background check for the subject entity, XXXX, to include a judgment & lien search as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7961812	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7961813	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7960816	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958063	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7953446	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Management review and exception are required for all XXXX loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Comp Factors - XXXX mos reserves and XXXX DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7961814	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file is missing the background search for the borrowing entity to included liens and judgment search.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The Operating agreement provided in the loan file reflects another entity and another individual as members and does not reflect our borrower as a member. The loan file does not contain documentation confirming borrower is 100% owner of the borrowing entity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7955934	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by lender.	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed without sourcing large deposit in Regions Bank transferred on XX/XX/XXXX. Exception was approved with LOE and supporting docs in the loan file. The loan file is missing the LOE and supporting docs.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. Per the guidelines for loans closing in an entity, a background search including a liens and judgments search is required on the entity. The file is missing the required documentation for XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Assets were required in the amount of $XXXX ($XXXX EMD + $XXXX funds due at closing + $XXXX reserves). Assets were verified in the amount of $XXXX (XXXX $XXXX + XXXX $XXXX + Regions $XXXX%) resulting in short reserves in the amount of $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
EMD clearance is required if it is to be counted in available assets. Otherwise, the shortage stands. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX score. Experienced Investor. XXXX score. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7955938	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957529	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7961811	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960808	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the loan agreement was not signed by the borrower/Member. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7960807	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the loan agreement was missing the borrower/Members signature. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7958059	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958935	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Assets - Other- There are additional asset findings. The guidelines require the terms of withdrawal for the must be provided validating borrower has access to the funds when a retirement account is used for reserves. The loan file is missing the terms of withdrawal for the Sonoco Retirement account. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7958058	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7950824	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957530	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.

(Clear) Security Instrument - Incomplete-

The following sections of the Security Instrument (Mortgage/Deed of Trust) are incomplete: On page 1 and pg. 15 the LLC name was changed and typed in however, the borrower/LLC did not initial the change.

Response 1 (09/20/2024 4:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7953442	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The request ot proceed iwht borrower living Rent Free. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: Fico score XXXX, DSCR XXXX%, LTV is 5% less than max LTV XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7958933	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960798	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) Assets - Bank Statements-

Guidelines require 2 months bank statements dated within 90 days of the Note to evidence sufficient funds to close and reserves. The loan file is missing the 2nd consecutively dated bank statement with XXXX date ending XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Income - Rental Property/Missing Lease-

Guidelines state on a refinance transaction the subject property must be occupied and a lease provided. The appraisal reflects the subject property as vacant and the loan file is missing the lease agreement.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	XXXX score. Experienced Investor. XXXX% LTV. XXXX DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7960805	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation- Per the guidelines, a background report including a search for liens and judgments on the entity must be completed. The file is missing the required documentation. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7957532	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note Is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines for the Entity to include liens and judgements. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7955936	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. Per the guidelines the following entity documents must be provided: entity certificate/ Articles of Organization, Operating Agreement, Corporate documents that contain a list of owners along with titles and Borrowing Resolution granting authority of signer to enter loan obligation. These documents were missing from the loan file. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7958054	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for LTV max XXXX%% and it is over with stacking. Determined non-material based on compensating factors. (Waived) (Clear) DSCR - Missing Entity Documentation- The loan file is missing the resolution for the entity due to borrower being XXXX% owner. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating factors: FICO XXXX DSCR XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7958067	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Large Deposits/Unacceptable- Recent large deposits were not adequately sourced. The borrower's bank statement reflects a large deposit in the amount of $XXXX. No letter of explanation or documentation was provided to confirm the source of this large deposit. Without these funds the borrower would be short funds to close. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7958064	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature.	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file did not contain a background check for the subject entity, XXXX, to include a judgment & lien search as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved0

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for "Rural Property." Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for "Insurance expiring within XX days from closing." Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: DSCR of XXXX, excess reserves, experienced investor Compensating Factors: DSCR XXXX, FICO XXXX%, XXXX years at present address	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7950833	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not accurately reflect the managing member's name on the printed name signature line. Response 1 (XX/XX/XXXX/2024 3:27PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow refinance of STR with only 8 months of actual earnings. Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to base DSCR off of XXXX% of projected earnings from 1007 for STR. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: FICO XXXX, excess reserves, experienced investor. Compensating factors: XXXX credit score, excess reserves	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7950832	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not reflect the borrower name, lender name, entity name and complete date of execution. Response 1 (09/13/2024 4:22PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7961808	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7953846	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957531	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - Other-

Lender Exception provided for "Borrower resides rent free with mother. Borrower's primary is <25s mile from subject. Borrower owns additional rental in same vicinity." Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

According to the guidelines guarantors are required to provide a limited application, an authorization for a credit report and background report through FraudGuard as well as Identification documents such as a driver's license or passport. The loan file contained identification documents; however, did not contain any of the other required documentation for the non borrowing guarantor, Tunde Osholake.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing a background check to include judgment and lien search for the borrowing entity.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: FICO XXXX, Experienced investor	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7960803	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7953848	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Compliance Finding - Missing Business Purpose Documentation-

Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. The cash out letter dated XX/XX/XXXX does not list an acceptable business purpose reason.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. Although renovation/home improvements is an acceptable cash-out reason, the letter in the original loan file is not acceptable without more details. It states total renovation of home for 2 properties. Provide a letter detailing what properties are being renovated to determine it is not for personal/primary use. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7960797	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7955939	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960806	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed with the 7-month lookback of short term rental receipt instead of the required 12-months. Determined non-material based on compensating factors (waived).

(Clear) Credit - Other-

The loan file did not contain a limited application, authorization for a credit report, background report through FraudGuard or Identification documentation for the non-borrowing guarantor.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing the background search for the borrowing entity to include liens and judgment search.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed without a 12 month primary housing history as required by the guidelines for XXXX. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: DSCR greater than XXXX, LTV XXXX% Compensating Factors: XXXX years at primary address, Reserves in excess of $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7960812	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958929	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception for using rent from the lease agreement ($XXXX) over market rent ($XXXX) without proof of receipt for 2 months (only 1 month provided). Deemed non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

Per the guidelines for loans closing in an entity, a background search including a liens and judgments search is required on the entity. The file is missing the required documentation for XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Per the guidelines, a certificate of good standing issued by the state where the corporation is incorporated is required. The file is missing the required documentation.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors; high FICO XXXX, low LTV XXXX%	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7960796	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958930	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Assets - Cash to Close- Assets were required in the amount of $XXXX ($XXXX EMD + $XXXX funds to closing + $XXXX reserves). The file contains evidence of $XXXX EMD paid. The application and UW Approval indicate the remaining assets were coming from proceeds of a refinance of property located on Pine Warbler for $XXXX. The file is missing the HUD from the refinance verifying at least $XXXX cash out proceeds. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7960804	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) DSCR - Missing Entity Documentation- The Business Search did not contain a date and the annual report status was past due. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7958928	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965194	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided to proceed with XXXXs with vesting in individuals name with no ITIN #s for borrowers. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: LTV XXXX%, Excess reserves more than $XXXX	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7960802	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7963153	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958926	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958062	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for borrower not having a history of owning an investment property within the last XXXX mos and living rent free within 25 miles of subject property. Deemed non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for borrower being a first-time home buyer. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: XXXX FICO, XXXX%% Compensating Factors: XXXX FICO, XXXX%%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7957521	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957520	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Loan exception provided for XXXX% LTV exceeds max XXXX%% LTV for cash out refinance with FICO XXXX. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: experienced investor with XXXX rental properties; credit history back to XXXX.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7953844	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Income - Missing or Incomplete Lease Agreement-

Missing Lease agreement or not complete per guidelines. The qualifying rent used by the lender was $XXXX per unit, which is the equivalent of $XXXXX per month for the subject property. According to the appraisal, the appraiser indicates the current rent to be $XXXX for all 4 units as well. However, the leases in the loan file reflect that the current tenants are month-to-month at a hold over rate of $XXXX, $XXXX, $XXXX and $XXXX per month, which is the equivalent of $XXXX total for all units. The loan file does not contain an addendum, renewal of lease or increase in rent letter for any of the 4 units. Therefore, documentation to evidence the rent to be a total of $XXXX per month is not present in the loan file. A review of this document may change the analysis of the loan.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7960809	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument cannot be verified as accurate due to the transfer Deed reflecting the change in ownership was not executed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the finding. The mortgage was taken out in the name of XXXX but title shows current vesting at the time was in the name of XXXX. There is no evidence provided that XXXX had ownership interest in the property to be able to take out a new mortgage. The deed provided vesting from XXXX to XXXX was not executed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7963155	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Name Discrepancy-

The borrower's name on the Note (Accoc) does not appear to match loan documents. The following pages require correction: The Note pages 1 and 4. The Loan Agreement page 1 and page 12 (in the borrower printed name as well as notary acknowledgment), and Exhibit B at the top of the page and signature section.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Signature Discrepancy-

The borrower name on the Security Instrument (Accoc) does not match the loan documents. The following pages require correction: Security Instrument page 12 (in the borrower printed name as well as notary acknowledgement), and the 1-4 Family Rider page 3.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7955940	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960800	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7953448	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Property - Previously Listed for Sale-

Lender Exception provided for the subject property was listed for sale less than XXXX mos and use value $XXXX vs $XXXX when listed. Determined non-material based on compensating factors (waived).

(Open) Income - Rental Property Income-

Lender Exception provided for using lease vs 1007 with 2 months receipts of rents when the underwriter required XXXX mos. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

Missing background check per guidelines. Guidelines require a background report which includes liens and judgment searches on the business entity. The loan file is missing the complete background search on the entity, A XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: LTV XXXX% when max is XXXX%; DSCR XXXX. Compensating Factors: LTV XXXX%% when max is XXXX%; DSCR XXXX.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7950841	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957518	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Open) Assets - Other- The loan file contains a lender exception allowing for assets for closing and reserves to be held by the non-borrowing entity partner. Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value. CU Score XXXX.	Compensating Factors: Good FICO XXXX- Experienced Investor- Good reserves XXXX mos.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7958065	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature. (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum Exhibit B has corrections to the date of the document in two separate locations and do not have the borrowers initials for the changes. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided to waive the SSRs on transferred appraisal. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: DSCR over XXXX, FICO XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7955946	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958931	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7958932	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7960811	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed at the top section. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7953449	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was missing. Lender Exception provided to allow the borrower living rent fee. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.	Compensating Factors: LTV XXXX% when max is XXXX%; oldest retained investment property on REO from XX/XX/XXXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7960815	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exceptions for vacant property at origination. Determined non-material based on compensating factors (waived). (Clear) Credit Missing - One or More Reports Missing- Not all required credit reports are within the file. Missing all credit reports. Unable to verify FICO at review. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	Compensating Factors - XXXX FICO, XXXX mos reserves, XXXX% LTV.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7960810	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7957523	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) DSCR - Missing background check- The loan file is missing the required background check for the borrowers vesting entity XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7878237	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). Unable to determine if the Initial Loan Estimate was issued within 3 days of application date. The application in the loan file dated XX/XX/XXXX was after the Initial Loan Estimate. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Credit Score-

The borrower's credit score is below the minimum allowable per guidelines. Lender Exception provided to lend to a borrower with a XXXX score with a XXXX back in XX/XX/XXXX. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters for payment shock. Lender Exception provided to allow borrower to close with payment shock of XXXX% when max is XXXX%. Determined non-material based on compensating factors (waived).

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The final 1003 indicated the borrower's departure residence was pending sale and the borrower want not qualified with the PITI payment. The file did not contain the Closing Disclosure or any other documentation to verify the property sold and the associated mortgage (XXXX) was paid off.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: LTV XXXX% on a purchase when max is XXXX%; XXXX years at current address. Compensating factors: LTV XXXX% on a purchase when max is XXXX%; XXXX years at current address.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7878774	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of $XXXX, which is less than the system calculated Finance Charge of $XXXX. The Finance Charge on the final CD is understated by $XXXX which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Loan Discount Fee $XXXX; Document Signing Fee $XXXX; Electronic Recording Service Fee $XXXX; Prepaid Interest $XXXX; Third Party Processing Fee $XXXX; Settlement Fee $XXXX; Title- Sub Escrow Fee $XXXX; Title -Courier Fee $XXXX; Title Courier Fee $XXXX; Underwriting Fee $XXXX; and Wire/Cashier's Check Fee $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD. Notary fee.

(Clear) ROR - Timing-

The Right to Cancel does not provide the borrower with three business days to rescind the transaction. The rescission date is three business days after the consummation date, the date the borrower receives the Final TIL/HUD-1, or the date the borrower receives the Notice of Right to Cancel, whichever occurs last. The rescission date noted on the Right to Cancel Notice, XX/XX/XXXX is less than three business days from the consummation date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b)(1)(v), (a). Additionally, rescission needs to be re-opened.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The ALTA statement provided says it is an estimated ALTA and is not signed by the borrowers. Please provide the Final ALTA or evidence of funding date along with an LOE and updated PCCD with the correct disbursement date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Verification Documentation - VOR- The borrowers have resided at the subject property for XXX months (less than XXXX mos). Verification of rental payments is required for the former residence and is missing from the file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - DTI- Loan exception provided for DTI exceeds max 43% for Asset Qualifier Program (XXXX%). Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a 2nd full appraisal that supports the appraised value.	Compensating factors: XXXX mos reserves versus minimum required XXXX mos; FICO XXXX versus minimum required FICO XXXX	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7767884	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is Higher-Priced Covered Transaction subject QM. Trust in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The loan is Non-QM. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds XXX percent of the total loan amount of $XXXX. The following fees were included in the testing: Origination Fee $XXXX, Broker Fee $XXXX, Broker Processing Fee $XXXX, Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

Response 1 (XX/XX/XXXX XX:XXPM)
The loan is Non-QM. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on XX/XX/XXXX does not match the NMLS Registry site.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State HPML-

The loan failed the late fees test. This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The credit report fee payee is the broker. This fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Credit - Other- The loan file is missing the Divorce Decree and Separation Statement, confirming the monthly child support obligation of $XXXX monthly and the payoff amount of $XXXX to ex-spouse as reflected on the Final CD. Response 1 (XX/XX/XXXX XX:XXAM) CD paid $XXXX to ex-spouse. Marital Settlement reflected $XXXX was owed. How is the remaining $XXXX to be paid? (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7947589	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) TRID - CD - Revised CD Delivery Date (Waiting Period, APR)-

Revised Closing Disclosure Waiting Period Required: An APR outside of allowable tolerance required a corrected Closing Disclosure and the corrected Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX triggered a new 3-day waiting period. The baseline APR for comparison purposes was re-set on XX/XX/XXXX with an APR of XXXX%. The APR decreased more than XXXX. A decrease in APR alone does not cause the APR to become inaccurate. However, if in addition to the APR decrease the Actual Finance Charge is understated when compared to the previous Disclosed Finance Charge, the APR is then considered inaccurate. On XX/XX/XXXX in addition to the APR decrease of XXXX% the Finance Charge was understated by $XXXX. This was due to an increase in the loan amount. Therefore, a new waiting period was triggered on this CD.

Response 1 (XX/XX/XXXX XX:XXPM)
Finding voided. (Void)

(Clear) Credit - Other-

Per documentation in file, the borrower was awarded the subject property in a divorce settlement with his ex-spouse who was the titled owner, and the loan file contained a Quit Claim Deed from the ex-spouse to the borrower; however, the loan file did not contain a copy of the divorce decree confirming the settlement as required. In addition, the Final 1003 indicated the borrower was required to pay child support in the amount of $XXXX per month; however, the divorce decree was not provided to confirm this debt. Additional conditions may apply upon receipt.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7943465	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Appraisal Fee and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code.

								(Open) Program Parameters - DTI- Lender Exception provided for "DTI over allowed XXXX% for Interest Only loans." DTI XXXX%. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Comp factors - job tenure, assets exceed required reserves, good mortgage history for XXXX mos	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7940441	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX doesnot reflect the correct Loan Type. The Loan Type is reflected as Other; however,it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The title commitment has been provided. Please provide the Contract for Deed of Interest for review (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Final Appraisal /Reinspection. In addition, because the change occurred on XX/XX/XXXX and the consumer was not provided a revised disclosure within 3 business days of the change the following increase was not accepted: Second Appraisal Fee. Per the invoice provided in the loan file the Second Appraisal was ordered on XX/XX/XXXX, inspected on XX/XX/XXXX and completed on XX/XX/XXXX. A cost to cure in the amount of $XXXX was required of which $XXXX was cured on the CD. A cost to cure in the amount of $XXXX is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Title Commitment - Missing/Incomplete- The title commitment is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7935293	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State HPML-

This loan exceeded the average prime offer rate APR threshold. ( CT SB 949, §3(a)(7)(F)(ii) ). The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXXX%) by 1.5% or more. The loan is a compliant HPML Escrow, prepayment, and appraisal Requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The loan is a 30 year fixed closed end product. The Open-ended form was utilized for the Security Instrument when a Closed-end form should have been used; however, the Security Instrument covers the correct debt and terms.

								(Clear) Credit - Other- The origination credit reflected a charged off account with XXXX with an account type of lease with a balance of $XXXX. The lender guidelines required individual non-mortgage charge-off accounts equal to or greater than $250 to be paid in full prior to or at closing. Documentation to support this account has been paid/satisfied was not provided as required. Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945479	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note -Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Income - Tax Transcripts Missing-

The XXXX/XXXX W2 Tax Transcripts for the borrower and co-borrower were not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The mortgage statement provided documenting the borrowers' primary mortgage expense does not include escrows for taxes and insurance. Only the principal and interest payment was used in debt ratio calculation. Documentation to support no additional primary housing expenses was not provided.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7824570	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report and Desk Review Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX. The Title-E-Doc Fee does not disclose a payee.

(Open) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. Lender Exception provided for credit refresh (gap credit) or Undisclosed Debt Monitoring report within 10 days of the Note is required; however, missing. Determined non-material based on compensating factors (waived).

(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a 12-month housing history for the borrowers' primary residence. The mortgage is with CIBC and the payment is $XXXX. The payment history was not provided in the file.

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXAM)
Please provide a copy the page that confirms the verbiage in rebuttal. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: XXXX years on job; owned primary XXXX years. XXXX% LTV. $XXXX per month residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7812823	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. CDA desk review Fee listed as paid to lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Missing - One or More Reports Missing-

XXXX. The executive summary reflects a credit report pulled XX/XX/XXXX and pulled without a valid SSN. The application reflects the following monthly debts that could not be verified without the missing credit report: XXXX $XXXX per month, XXXX accounts with monthly payments of $XXXX, $XXXX, $XXXX, and $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Other-

XXXX. The borrower's income was verified by an accountant letter from XXXX. Guidelines require a copy of the accountant's current license and independently verified. Both missing from the file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7746487	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Lender's Title Policy and Settlement Fees. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The Title Company used at closing was listed on the SPL issued on XX/XX/XXXX and considered creditor chosen tested under 10% tolerance. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The consumer does not shop per title fee charged. The consumer was provided a list of closing companies and choose a settlement company on the list, all title fees would then be tested at 10% tolerance. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Title insurance was ordered through the company listed on the SPL. Per the title commitment in the loan file, the issuing office for title insurance was settlement company listed on the SPL. They are also the authorized signatory on the title commitment. Lenders title Insurance is held to 10% testing. A cost to cure remains in the amount of (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Title insurance was ordered through the company listed on the SPL making the fee held to 10% testing. Per the title commitment in the loan file, the issuing office for title insurance was settlement company listed on the SPL. They are also the authorized signatory on the title commitment. A cost to cure remains in the amount of $XXXX. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Assets - Bank Statements- An exception was granted for not having 2 months of bank statements required for foreign account. We have 2 months of transaction history, mossing vorr name, screen shot with borr name & match customer number, online member profile matching it all up. (waived) (Open) Appraisal - Other- An exception was granted for transferred appraisal was not ordered through an AMC. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: years at present address XXXX years of monthly payments XXXX Compensating factors: reserves $XXXX, years on job XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7928036	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other-

Lender Exception provided for Payment Shock greater than 300%. Deemed non-material based on compensating factors. (Waived)

(Open) Mortgage History - Missing/Incomplete-

The loan file is missing evidence the XX/XX/XXXX monthly PITI payment was made on time for the property located at XXXX. Per the Mortgage statement in the loan file, the mortgage is currently due for the XX/XX/XXXX and reflects a past due balance of $XXXX. Per lender guides, all mortgages must be current at the time of closing and XXxXXxXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: XXXX Fico, Self-employed XXXX years and Residual Income $XXXX Compensating Factors: XXXX Fico, Self-employed XXXX years and Residual Income $XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7930564	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.724%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) State HPML-

This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (9.724%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Program Parameters - Loan Amount- Lender's Exception - Lender allowed the loan amount to exceed $XXXX for XXXX% LTV. Compensating factors deems as non-material. (waived) (Open) Program Parameters - Other- Lender's Exception - Lender allowed the payment shock to exceed XXXX% for FTHB. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains Form 2055 dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - XXXX mos reserves, $XXXX residual income, Low DTI of XXXX% Compensating factors - XXXX mos reserves, $XXXX residual income, Low DTI of XXXX%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7927392	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee (Title Settlement Fee) where 'compensation to' does not reflect a Payee on the revised CD. (Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Program Parameters - Other- Lender Exception provided for Payment shock greater than 300%. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: XXXX years residing in the subject property, XXXX mos reserves after closing and Residual Income $XXXX	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7931945	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Condo Questionnaire. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Security Instrument - Power of Attorney Missing-

There is an individual on the Security Instrument who signed as an agent under a Power of Attorney, but the Power of Attorney is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

There is an individual on the Note who signed as an agent under a Power of Attorney, but the Power of Attorney is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Contract Addendum - Missing-

Per Lender's guides, all Interested Party Contributions must be properly disclosed in the sales contract, appraisal, loan estimate and closing disclosure and be compliant with applicable federal, state, and local law. However, an addendum reflecting the seller's contributions is missing from loan file as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Per Lender's guides, the loan file must include an income worksheet detailing income calculations. However, the loan file is missing the borrowers' income calculations to determine how the borrowers' income was calculated at origination. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
100 received does not detail the income calculation. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7929149	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other-

Lender Exception provided for payment shock greater than XXXX%. Deemed non-material based on compensating factors (waived).

(Open) Income - Insufficient Documentation-

The subject was qualified on the Asset Qualifier program. Guidelines state that assets considered for this program must be verified with the most recent two (2) monthly account statements, quarterly statement or a VOD. In this case only one monthly account statement was provided for the two Charles Schwab accounts and the Fidelity account.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: XXXX Fico, excess reserves after closing. Compensating Factors: XXXX Fico, excess reserves after closing.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7918836	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Program Parameters - DTI-

Lender Exception provided for DTI greater than XXXX%, approved at XXXX%. Review DTI was XXXX%. Deemed non-material based on compensating factors. (Waived)

(Open) Assets - Minimum Reserves-

Lender Exception provided to allow $XXXX in reserves. XXXX mos reserves or $XXXX is required by guidelines. Actual reserves were $XXXX. Deemed non-material based on compensating factors. (Waived)

(Open) Program Parameters - LTV-

Lender Exception provided for LTV greater than XXXX%, approved at XXXX% for a cash-out refinance of a primary residence with a XXXX credit score. Deemed non-material based on compensating factors. (Waived)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. The loan file contained documentation supporting assets totaling $XXXX, which included $XXXX with XXXX. The loan file contained a printout supporting the XXXX balance; however, the printout covered from XX/XX/XXXX thru XX/XX/XXXX which did not meet two consecutive months as required by lender guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: Owned primary for XXXX years, Same line of work XXXX years and Residual Income $XXXX Compensating Factors: Owned primary for XXXX years, Same line of work XXXX years and Residual Income $XXXX Compensating Factors: Owned primary for XXXX years, Same line of work XXXX years and Residual Income $XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7909141	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Program Parameters - Other-

The subject was a primary residence that closed in an LLC, which is not allowed. Deemed non-material due to compensating factors. (waived)

(Open) Appraisal - Other-

The loan was vested in an LLC but the appraisal was in the name of an individual. Deeme non-material due to compensating factors. (Waived)

(Open) Credit - Other-

The loan closed without an escrow account, which is not allowed. Deemed non-material due to compensating factors. (Waived)

(Open) Verification Documentation - VOE Self-Employed/Missing-

Third Party confirmation of the co-borrower's self-employment was missing from the file. The positive and negative cash flow from rental properties both personal and business belonged to the co-borrower and the co-borrower's business.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Program Parameters - Other-

The loan contained an exception for the subject primary residence to close in an entity. A Guaranty Agreement was missing from the file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - XXXX score. XXXX mos of reserves. Comp factors - XXXX score. XXXX mos of reserves. Comp factors - XXXX score. XXXX mos of reserves. Comp factors - XXXX score. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7900107	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Points, Condo questionnaire and Transfer taxes. A cost to cure in the amount of $XXXX is required of which $XXXX was cured on the CD. A remaining cost to cure of $XXXX is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX does not provide a valid reason for the addition of the Points - Loan Discount Fee without more details. The COC states the reason for the addition of the fee was due to change in pricing. Provide information as to what caused the pricing to change causing the addition of the Points - Loan Discount Fee. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. It cannot be determined with the pricing sheets provided that the Points - Loan Discount Fee was added because the Credit Score increased from XXXX to XXXX. Please provide dated documents to support the pricing change. A cost to cure in the amount of $XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Borrower - Ineligible borrower-

Lender exception provided to allow XXXX borrower to vest loan in name of individual instead of entity as required by guidelines. Deemed non-material based on compensating factors.

(Open) Condo - Documentation-

Lender exception provided to proceed with transferred appraisal not matching condo questionnaire and not matching unit breakdown on appraisal. Deemed non-material based on compensating factors.

(Clear) Credit - Other-

Borrower is a XXXX and lender guideline required third party documentation with an address that matches the primary residence on the application e.g. lease, utility bill, or financial statement. A CPA letter was provided and partially provided the borrower's address; however, did not confirm full address.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX desk review dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: DTI of XXXX%, post-closing reserves of XXXX mos PITIA, residual income of $XXXX, LTV of XXXX below maximum allowed of XXXX%%. Compensating factors: DTI of XXXX%, post-closing reserves of XXXX mos PITIA, residual income of $XXXX, LTV of XXXX below maximum allowed of XXXX%%.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7912803	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5 percent of the total loan amount of $XXXX. The following points and fees were included in the calculation: Appraisal Review Fee $XXXX. Mortgage Broker Fee $XXXX, Loan Discount Points $XXXX, and Underwriting Fee $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The document provided is sufficient to clear the finding. (Resolved)

(Clear) State & Local Predatory Lending-

This loan failed the high risk home loan points and fees threshold test. ( XXX XXXX XXX/XX as enacted by Public Act XXXX-XXXX, as amended by Public Act XXXX-XXXX, and as amended by Public Act XXXX-XXXX ). The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5 percent of the total loan amount of $XXXX. The following points and fees were included in the calculation: Appraisal Review Fee $XXXX. Mortgage Broker Fee $XXXX, Loan Discount Points $XXXX, and Underwriting Fee $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The document provided is sufficient to clear the finding. (Resolved)

(Open) Program Parameters - Loan Amount-

Lender Exception provided for Loan amount under $XXXX, approved at $XXXX. Deemed non-material based on compensating factors.(Waived)

(Open) Program Parameters - Other-

Lender Exception provided for condo currently in Litigation. Deemed non-material based on compensating factors. (Waived)

(Clear) Verification Documentation - VOR-

Verification of XXXX mos rental payments is required. The loan file did not contain a XXXX month VOR for the borrower's current primary residence as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: XXXX Fico, Same Employer XXXX years and Residual Income $XXXX Compensating Factors: XXXX Fico, Same Employer XXXX years and Residual Income $XXXX	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7913422	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Open) Assets - Minimum Reserves-

The borrower was required to provide documentation supporting assets totaling $XXXX, which included total cash to close in the amount of $XXXX, and XXXX mos reserves for the subject property in the amount of $XXXX. The loan file contained bank statements, a Closing Disclosure for the sale of XXXX, and a Closing Disclosure for the refinance of XXXX, which supported assets totaling $XXXX. The documented assets in file were sufficient to cover the total cash to close; however, were not sufficient to meet the reserve requirement.

Response 1 (XX/XX/XXXX XX:XXAM)
The shortage stands. Commission was already include. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Funds required: $XXXX POC + $XXXX EMD + $XXXX Cash to Close + $XXXX in reserves = $XXXX required. It should be noted the $XXXX in cash to close included the net result of closing costs charged to the borrower minus closing costs paid by the seller and agent. Funds available: Departure proceeds $XXXX + Refi proceeds $XXXX + Gifts $XXXX + XXXX $XXXX = $XXXX available. Shortage $XXXX, or just over XXXX months. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

Lender Exception provided for payment shock greater than XXXX%, approved at XXXX%. Deemed non-material based on compensating factors. (Waived)

(Open) Program Parameters - DTI-

Lender Exception provided for DTI greater than XXXX%, approved at XXXX%. Deemed non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	XXXX score. $XXXX per month residual. Compensating Factors: XXXX Fico, Same Employer XXXX years and Residual Income $XXXX Compensating Factors: XXXX Fico, Same Employer XXXX years and Residual Income $XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7914730	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Other-

Lender Exception provided to allow gift funds to be used to meet the reserve requirement. Borrower did meet 10% minimum contribution from own funds as required. Deemed non-material based on compensating factors. (Waived)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Disaster XX-XXXX had an incident period of XX/XX/XXXX - XX/XX/XXXX, which was after the appraisal date of XX/XX/XXXX. The FEMA search also reflected the subject property county, XXXX, was designated for Individual Assistance. An updated property inspection for the subject property is required to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXPM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: XX/XX/XXXX reserves after closing, Self-Employed XXXX years and Residual Income $XXXX	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7914729	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. TheLoan Type is reflected as Other; however, it should be Conventional. Truth inLending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Open) Credit - Other- Lender Exception provided to allow credit reference letters from unverified, or not internationally known institutions. Deemed non-material based on compensating factors. (Waived) (Open) Assets - Other- Lender Exception provided for XXXX assets to be transferred to a U.S. domiciled bank within the 10 day window prior to closing. Lender guidelines require the assets to be transferred at least 10 days prior to closing. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: XXXX mos reserves after closing, Self-Employed XXXX years and Residual Income $XXXX Compensating Factors: XXXX mos reserves after closing, Self-Employed XXXX years and Residual Income $XXXX	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7908602	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Mortgage History - Missing/Incomplete-

Mortgage histories/VOM for XXXX mos required for the properties at XXXX (primary home), XXXX, XXXX, and XXXX, and not provided as required per the Loan Approval/guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The application reflects borrowered funds from a HELOC in the amount of $XXXX as a source of funds to close and appears to be secured by the borrower's primary home. The Loan Approval conditioned for required documents to confirm terms of loan and monthly payment to include in DTI and is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

XXXX. The loan was qualified using an accountant's letter from XXXX verifying YTD and prior 2 year's income for the borrower's self-employment. Guidelines require a copy of the accountant's current license, and the accountant must be independently verified. Both are missing from the file as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing independent verification of the Accountant. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Debts - Not Verified-

XXXX with credit reference letters provided from XXXX and XXXX. Guidelines require the credit reference letter to provide the payment amount and outstanding balance and status of account including at least 1 XXXX month payment history. The letter with XXXX reflects the borrower has a line of credit and a mortgage secured by the borrower's primary home at XXXX. No further information as required on the debts. The letter with XXXX reflects the borrower has credit card and consumer loans with them. No additional payment balance information provided as required. The loan application reflects debt with XXXX with monthly payment of $XXXX and balance of $XXXX not verified in the file, and debt with XXXX with monthly payment of $XXXX and balance of $XXXX not verified in the file.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

Loan exception provided to allow XXXX% LTV versus XXXX%% LTV due to 5% reduction for non-warrantable condo with XXXX score; proceed with XXXX at XXXX% qualifying LTV. Deemed non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: DTI XXXX% versus max DTI XXXX%; XXXX years owner/operator contracting business. Compensating factors: DTI XXXX% versus max DTI XXXX%; XXXX years owner/operator contracting business. Compensating factors: DTI XXXX% versus max DTI XXXX%; XXXX years owner/operator contracting business.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7892985	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a current mortgage history for all mortgages. Current means the borrower has made all mortgage payments due in the month prior to the Note date. The mortgage with XXXX is reporting on the credit report through XX/XX/XXXX. The loan closed XX/XX/XXXX; therefore, the XX/XX/XXXX payment is required to be verified.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines for the Full Doc program require proof the business is active by a third party source dated within 10 days of the note. The file contained an on line search result for XXXX dated XX/XX/XXXX; however, did not confirm the co-borrower is associated with this business.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters for Payment Shock. Lender Exception provided for payment shock exceeding 300%. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: FICO XXXX when minimum is XXXX and excess reserves with cash out and assets provided.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7895278	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) Initial Escrow Statement - Missing- The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.17(g), (h)	(Open) Assets - Minimum Reserves- Lender exception for minimum reserves requirement of XXXX mos for XXXX guarantor(s); only 7 months verified at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains two appraisals dated XX/XX/XXXX and XX/XX/XXXX which both support the original appraised value.	Compensating Factors - Experienced homeowners, $XXXX monthly disposable income, "Excellent+" credit ratings.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7885608	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State & Local Predatory Lending-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: This loan failed the high-cost mortgage points and fees threshold test due to the following finding: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The total points and fees of this loan, which are $XXXX, exceed one of the following thresholds based on the total loan amount, which is $XXXX: The total points and fees exceed 5% of the total loan amount if the total loan amount is $XXXX or more. The following points and fees were included in the calculation: Appraisal Review $XXXX; Closing Protection Letter $XXXX; Electronic Recording Service Fee $XXXX; Mortgage Broker Fee $XXXX; Loan Discount Fee $XXXX; Broker Processing Fee $XXXX; Settlement Fee $XXXX; Title - Admin/Processing Fee $XXXX, and Underwriting Fee $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. XXXX report provided confirms the loan exceeds the XXXX fee limit, refer to page 7 of 30 of client report. The Bona Fide points have been excluded. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The fail in question is in regards to state high cost and not federal. The Mavent report shows that for the XXXX high cost test, none of the discount points are excludable. This is due to the APR (XXXX) exceeding the comparable FNMA index (XXXX) plus one point. Page 7 of the Mavent report confirms our results that this failed the XXXX High Cost points and fees test. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The document provided is sufficient to clear the finding. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters for Rural Properties. Lender Exception provided to allow subject property in a Rural area. Determined non-material based on compensating factors (waived).

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a current housing payment history and if the primary residence is a rental, then a current VOR is required. In addition, the approval required a VOR for XXXX. The file did not contain a VOR as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters liens/judgements on title. The approval required the following lien to be removed or satisfied from the Final Title Commitment: Schedule B-II (Line #9). The file did not contain the final title commitment or any documentation to verify the action taken.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Received)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: low LTV of XXXX% when XXXX% is max; low DTI of XXXX% when XXXX% is max.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7797679	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Desk Review and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Credit Report - Minimum Trade Lines-

The borrower(s) does not meet the minimum trade line requirements to meet Investor guidelines. The borrower does not meet the minimum trade line requirements to meet Investor guidelines. The subject loan is a XXXX second home purchase, and the loan file did not contain documentation verifying 24 months of on time payments with at least 2 credit references as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Only investment references provided. 2 credit references still missing. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Please provide the section of the guide which indicates depository and brokerage accounts are acceptable credit references. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Assets - Other-

The subject loan is a XXXX second home purchase. The loan file documented the borrower's assets in foreign XXXX currency accounts, and XXXX account with XXXX. Lender guidelines require assets held in foreign accounts, being used as the source of funds to close and to meet the applicable reserve requirement, to be transferred to a U.S domiciled account at least 10 days prior to closing. The loan file contained documentation confirming sufficient assets from Brazilian accounts were transferred to XXXX to cover the total cash to close; however, there were not sufficient assets in XXXX to cover the total cash to close and reserves as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Assets must also be in a U.S. account to cover reserves. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

Lender guidelines require foreign assets to be verified in U.S. Dollar equivalency at the current exchange rate by XXXX, or the XXXX conversion table. The currency conversions in the loan file were done by XXXX which was not listed on the lender's currency conversion approval list.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX appraisal review dated XX/XX/XXXX was provided and supported the appraised value.	XXXX% DTI. XXXX% LTV.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7803713	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Desk Review Fee paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of $XXXX, which is less than the system calculated Finance Charge of $XXXX. The Finance Charge on the final CD is understated by $XXXX which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Broker Fee-$XXXX, Broker Processing Fee-$XXXX, Underwriting Fee-$XXXX, Entity Fee-$XXXX, Title-Admin/Processing Fee-$XXXX, Title-Closing Protection Letter-$XXXX, Title-Courier/Messenger Fee-$1XXXX, Title-Document Storage/Archive-$XXXX, Title-Settlement Fee-$XXXX, and Prepaid Interest-$XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was incomplete or missing. Guidelines require a current housing payment history and if the primary residence is a rental, then a current VOR is required. The file did not contain a VOR. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value. CU Score XXXX.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7803704	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Credit - Other- Vesting in an LLC entity. A Borrowing Resolution/Corporate Resolution granting authority of signer to enter the loan obligation is required and is missing from the file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Credit Missing - One or More Reports Missing- Vesting in an LLC entity. A background report including a search for liens and judgments on the entity must be completed and is missing from the file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7794092	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- TRID - CD - Section B incorrect payee. The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Assets - Source- Lender's Exception - The borrower's assets are being held in a XXXX which is no allowed per Lender's guidelines. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors - XXXX mos reserves and Low DTI of XXXX%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7790364	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Desk Review Fee paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Report - Minimum Trade Lines-

The borrower does not meet the minimum trade line requirements to meet Investor guidelines. The subject loan is a XXXX second home purchase, and the loan file did not contain documentation verifying 24 months of on time payments with at least 2 credit references as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Identification-

The borrower's tax identifying information was not documented in the loan file. The subject loan is a XXXX purchase of a second home, and the loan file did not contain evidence of a US Social Security Number or an ITIN number as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. The subject loan is a XXXX second home purchase. The loan file documented the borrowers assets in foreign Canadian currency accounts, and did not evidence transfer to XX domiciled accounts at least 10 days prior to closing as required per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The subject loan is a XXXX second home purchase requiring XXXX mos PITI reserves verified of $XXXX per guidelines. The Closing Disclosure reflected funds to close in the amount of $XXXX plus the EMD of $XXXX for required assets to be verified totaling $XXXX. The assets verified after converted to US dollars totaled $XXXX; therefore, the borrower was short verified reserves in the amount of $XXXX in XX dollars.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. The subject loan is a XXXX second home purchase, and contained asset and income documentation in XXXX currency accounts. The loan file did not contain conversion tables matching the document totals as required per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. The subject loan is a XXXX second home purchase with the origination underwriter using a qualifying income of $XXXX per month, The income documentation in the loan file verifies the borrower receives commission earnings, and on the XX/XX/XXXX YTD paystub no base pay earnings were reflected. Therefore, the audit review income calculated XXXX and XXXX YTD commission earnings as $XXXX per month for qualifying income. As a result, the DTI increased from XXXX% to XXXX%, which exceeds the maximum DTI guidelines of XXXX%.

Response 4 (XX/XX/XXXX XX:XXPM)
Upon review by Senior Management there were two streams of income on paystubs for ytd XXXX, XXXX and ytd XXXX. Only one of those streams was used in original calculation by DR. Income has been recalculated and correct income is $XXXX (using most conservative calculation) and DTI is XXXX% and within guidelines. (Void)

Response 1 (XX/XX/XXXX XX:XXPM)
Rebuttal states that borrower is now 100% commission. Please provide confirmation of the same from the employer. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Agree with commentary; however, validation from the employer of when the borrower was switched to 100% commission was not provided. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation Condo Questionnaire and Condo Approval as required per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	XXXX score. XXXX% LTV.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7778041	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on XX/XX/XXXX does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Desk Review $XXXX, Broker $XXXX, Loan Amount Points $XXXX and Underwriting $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $XXXX0 is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The loan is Non-QM. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation Condo Questionnaire.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Ineligible borrower-

The loan file does not contain documentation supporting the borrower has either a valid social security number of ITIN as required per investor guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

The loan file does not contain evidence of two open tradelines for two years with activity in the most recent XXXX mos as required per investor guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
2 open trade lines for XXXX years with activity in the most recent XXXX mos required. Only 1 account provided with activity in the most recent XXXX mos and no evidence of being opened for XXXX years. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Debts - Not Verified-

The loan file does not contain documentation supporting PITIA for the borrower's primary residence in XXXX. Unable to determine for the documentation in the file if the primary residence is owned free and clear and any applicable taxes insurance or HOA due.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Primary housing expense is required to determine DTI. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Income - Other-

The loan file is missing documentation supporting YTD earnings for all 3 of the borrower income sources along with independent verification as required per investor guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation provided in foreign currency and no written confirmation of income streams in English by a Third Party. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Cash to Close - Evidence of Liquidation-

The loan file requires $XXXX in verified assets. The loan file contains $XXXX in verified funds, $XXXX of which is current held in a non-US domiciled bank. Per investor guidelines Assets held in foreign accounts may be used as a source of funds to close and to meet applicable reserve requirements. These funds must be transferred to a US domiciled account in the borrower's name at least 10 days prior to closing. The loan file does not contain documation supporting the applicable amount of funds has been transferred to a US domiciled account.

Response 1 (XX/XX/XXXX XX:XXPM)
No evidence of liquidation from foreign institution and deposit into American bank provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Still missing evidence of $XXXX transfer from XXXX to XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Evidence of $XXXX transfer from XXXX to XXXX is still required for sufficient funds. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
Disagree. The calculation provided did not subtract large unsourced deposits: $XXXX on XX/XX/XXXX, $XXXX on XX/XX/XXXX, and $XXXX on XX/XX/XXXX. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
Explanation received; however, a lender exception is required. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated XX/XX/XXXX which supports the appraised value.	XXXX score. XXXX% DTI. XXXX score. XXXX% DTI.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7950846	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: Appraisal requirements have not been met. There is no evidence that the borrower received the appraisal at least three business days prior to closing..

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. The loan is a compliant Federal HPML. (Resolved)

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The subject loan was delivered as a XXXX% LTV/CLTV cash out refinance of a primary residence with the 2 existing mortgages with XXXX being paid off at closing. The loan file contained a payment history for the existing 1st mortgage, and the loan payoff reflected a due date of XX/XX/XXXX; however, the loan file did not contain a payment history for the existing 2nd mortgage with SLS, and the payoff for that mortgage reflected a due date of XX/XX/XXXX. The loan file is missing a 24 month payment history confirming no foreclosure activity during that span. Additional conditions may apply upon receipt.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

The borrower(s) does not meet the minimum trade line requirements to meet Investor guidelines. The lender tradeline requirement for the subject loan program requires one mortgage tradeline rated for XXXX mos, open or closed in the last 24 months, and one additional tradeline. The credit report in file reflected a mortgage tradeline from XX/XX/XXXX through XX/XX/XXXX; however, the origination credit report did not reflect an additional tradeline as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	XXXX% DTI. XXXX% LTV. $XXXX per month residual income.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7958048	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).	(Open) Condo - Other-

The appraisal reflects the condo project was converted from a hotel to condominiums in XXXX condo projects that are condo conversions are by management exception only. The file does not contain an exception for a project condo conversion as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Verification Documentation - VOR-

The borrowers have been in their current primary residence for 3 months and previously resided at a rental residence for over 1 year with a monthly payment of $XXXX. Verification of monthly rental payments is required to encompass a 12 month housing payment history and is missing from the file.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Loan Amount-

Loan exception provided for loan amount $XXXX is less than the minimum required loan amount of $XXXX. Deemed non-material based on compensating factors (waived).

(Open) Credit - Other-

Subject property 2nd home. Review of the condo questionnaire reflects XXX of the XXX units consisting of both 2nd home and investment owners. It cannot be determined what the investor concentration is to determine if the project meets the guideline of XXXX% max investor concentration.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Condo - Other-

Review of the condo questionnaire reflects 1 unit of the 296 units is owner occupied. Guidelines for established projects require 25% of the total units in the project to be owner occupied; guidelines not met.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

The 1008/1003 reflect the monthly primary housing payment of $XXXX to be escrowed; however, not verified in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Mortgage History - Missing/Incomplete-

Subject property 2nd home. A current mortgage history is required for all mortgages. Current means the borrower has made all mortgage payments due in the month prior to the note date. The loan closed XX/XX/XXXX. The mortgage history for MLS/Summit CU with monthly payment of $XXXX date of last activity XX/XX/XXXX per the credit report XX/XX/XXXX. No further documentation provided to bring the mortgage current through XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Mortgage statement does not have a full XXXX mos of activity. In addition, there are year-to-date late charges that could be due to payments over 30 days late. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX mos months of reserves. $XXXX per month residual income. XXXX mos months of reserves. $XXXX per month residual income. Compensating factors: residual income $XXXX versus required $XXXX; reserves XXXX mos months versus required XXXX mos reserves. XXXX mos months of reserves. $XXXX per month residual income. XXXX mos months of reserves. $XXXX per month residual income. XXXX mos months of reserves. $XXXX per month residual income.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7958047	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) Debts - Not Verified-

The loan file does not contain documentation confirming the PITI payment of $XXXX for the new investment property purchase, located at XXXX as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The borrower was qualified with monthly Asset Qualifier income of $XXXX based on total post-closing assets in the amount of $XXXX. Lender guidelines for the Asset Qualifier program require the post closing assets to be greater than 110% of the loan amount plus reserves. The qualifying post-closing assets of $XXXX were not greater than XXXX% of the loan amount, $XXXX, and the required reserves of $XXXX. The subject loan does not meet program parameters. The qualifying assets were revised to reflect total post-closing assets of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, and the recalculated DTI is not within allowable tolerances. The borrower was qualified with combined monthly income of $XXXX which included Asset Qualifier income of $XXXX, based on total verified assets of $XXXX. Included in the asset total was a brokerage account with Interactive Brokers which reflected a balance of $XXXX on XX/XX/XXXX; however, the loan file contained the XX/XX/XXXX statement for that account which reflected a balance of $XXXX. The revised Asset qualifier calculation based on this amount was $XXXX per month, which increased the debt-to-income ratio to XXXX%. The program maximum is 43% for the Asset Qualifier program.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

Program Parameters - Other. The subject loan does not meet Program Parameters. The borrower was qualified with monthly income of $XXXX using the Asset Qualifier Program. The total qualifying assets were $XXXX, XXXX #XXXX $XXXX, XXXX #XXXX $XXXX, and XXXX #XXXX $XXXX. Review of the XXXX statements reflected the qualifying account was in the name of XXXX, XXXX owned by the borrower. Per XXXX guidelines, any assets held in the name of a business are ineligible for the Asset qualifier program. Omission of this account results in assets totaling $XXXX which was insufficient for the Asset Qualifier program. It should be noted, the review assets inclusive of the XXXXs account was $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	XXXX%% LTV. $XXXX per month residual income. XXXX mos of reserves. XXXX%% LTV. $XXXX per month residual income. XXXX mos of reserves. XXXX%% LTV. $XXXX per month residual income. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7958051	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- .. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete:The loan agreement was not acknowledged by the Notary. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Debts - Not Verified-

The loan file does not contain documentation confirming the payment of $XXXX on the loan application for the new investment property purchase, located at XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property Income-

The loan file does not contain documentation confirming the rental income of $XXXX on the loan application for the new investment property purchase, located at XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The review PITIA payment for the subject property is $XXXX ($XXXX P&I, $XXXX Hazard insurance, $XXXX R.E. Taxes) which exceeds the former PITIA payment of $XXXX ($XXXX XXXX, $XXXX Hazard insurance, $XXXX R.E Taxes), by more than XXXX% and does not meet program parameters.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Void)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The borrower was qualified with monthly income of $XXXX using the Asset Qualifier Program. The total qualifying assets were $XXXX, XXXXX #XXXX $XXXXX, XXXX #XXXX $XXXX, and XXXX #XXXX $XXXX. Review of the XXXX statements reflected the qualifying account was in the name of XXXX, an LLC owned by the borrower. Per XXXX guidelines, any assets held in the name of a business are ineligible for the Asset qualifier program. Omission of this account results in assets totaling $XXXX which was insufficient for the Asset Qualifier program. It should be noted, the review assets inclusive of the Interactive Brokers account was $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	XXXX% LTV. XXXX DTI. $XXXX per month residual income.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7914322	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. CDA and UDN Fees. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7884683	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects "TBD' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. CDA Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7893812	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Verification Documentation - VOR-

Borrower currently residing at rental residence for the past 3 years per the application. Verification of XXXX mos rental payments is required and was conditioned for; however, is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Required assets $XXXX (funds to close $XXXX plus XXXX mos reserves on subject $XXXX). Total verified liquid assets $XXXX results in a reserve shortage of $XXXX. Sufficient reserves to meet underwriting requirements and PITI were not verified in the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7948955	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7946819	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the use of the subject property new lease with deposit check and 1st months rent in lieu of the required two month rent. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors- Reserves of XXXX mos; FICO XXXX	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7949452	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Signature Discrepancy- The signature on the Note and riders does not appear to match loan documents. The borrower is an entity/LLC and the note was singed as and individual and an entity.	(Open) DSCR - Program Parameters - Other-

The lender provided an exception as the borrower does not have any investment experience, has not verified 2 tradelines, and the subject projects exceeds XXXX% investor concentration. Determined to be non-material based on compensating factors. (Waived)

(Clear) Assets - Minimum Reserves-

The borrower is short reserves of $XXXX. Please note that funds held in a foreign account are not eligible to be used in reserve calculation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Large Deposits/Unacceptable-

Recent large deposits were not adequately sourced and/or documented. Deposits of $XXXX on XX/XX/XXXX and $XXXX on XX/XX/XXXX into XXXX XXXX were not properly documented.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating factors: DSCR XXXX%. LTV XXXX%%	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7949453	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Signature Discrepancy- The signature on the Note and riders does not appear to match loan documents. The borrower is an entity/LLC and the note was singed as and individual and an entity.	(Open) DSCR - Program Parameters - Other-

The lender provided an exception as the borrower does not have any investment experience, has not verified 2 tradelines, and the subject projects exceeds XXXX% investor concentration. Determined to be non-material based on compensating factors. (Waived)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The borrower is short reserves of $XXXX. Please note that funds held in a foreign account are not eligible to be used in reserve calculation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Insurance - Payee-

The flood insurance policy is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating Factors: LTV XXXX%%, DSCR XXXX	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7949451	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Signature Discrepancy- The signature on the Note and riders does not appear to match loan documents. The borrower is an entity/LLC and the note was signed as and individual and an entity.	(Open) DSCR - Program Parameters - Other-

The file contains a lender exception for condominium project having deed restrictions. Deemed non-material based on compensating factors. (Waived)

(Open) DSCR - Missing required STR Documents-

Subject loan is a refinance of a STR property. Per the guidelines, the following documentation is required when using STR rents: borrower must show a history of owning and managing a minimum of 1 vacation rental over the last XXXX mos, rents for the lookback period must be documented with either 12-monthly statements or an annual statement provided by the on-line service, and evidence of future rentals booked. The file is missing all required documentation. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Credit Score-

Subject entity is owned by two individuals who have XXXX% ownership each. One borrower signed the Note as Managing Member. The other member only signed as a guarantor. Per the guidelines, a member who is only signing as a guarantor must meet the program minimum qualifying score which is XXXX. The second guarantor’s credit score is only XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing. The borrower's credit report is dated XX/XX/XXXX and the note date is XX/XX/XXXX, which is XXXX days and expired.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: DSCR XXXX greater than XXXX%, LTV XXXX% is less than 10% of maximum allowed Compensating Factors: DSCR XXXX greater than XXXX%, LTV XXXX% is less than 10% of maximum allowed Compensating Factors: DSCR XXXX greater than XXXX%, LTV XXXX% is less than 10% of maximum allowed XXXX% LTV. XXXX DSCR. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7895334	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Tax Service Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the Initial CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fees was not accepted: Origination Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit Report - Other-

A gap credit or Undisclosed Debt Monitoring report dated no more than 10 days prior to loan closing was not provided. The file contains a gap credit report dated XX/XX/XXXX and the loan closed XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) DTI - Exceeds Guidelines-

Lender Exception provided to allow DTI of XXXX% exceeds max allowable of XXXX%. Determined non-material based on compensating factors (waived).

(Open) Income - Employment History-

Lender Exception provided for employment less than 1 year. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Lender Exception provided for payment shock over XXXX%. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.	Compensating factors FICO XXXX, years at present address XXXX years, excess reserves $XXXX Compensating factors: FICO XXXX, years at present address XXXX, excess reserves $XXXX Compensating factors FICO XXXX, years at present address XXXX years, excess reserves $XXXX	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7958046	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) State HPML-

State HPML. This loan exceeded the average prime offer rate APR threshold. ( XX SB 949, §3(a)(7)(F)(ii) The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXXX%) by 1.5% or more. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7950867	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Income - Missing or Incomplete Lease Agreement-

Missing Lease agreement or not complete per guidelines. The loan file contained a tenant ledger for the property located at XXXX which reflected that the tenant is paying $XXXX per month in rent; however, a copy of the actual lease was not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Void)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The fully executed guaranty is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $XXXX. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Buyer Comment 2 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Response 1 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensating factors. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The minimum DSCR for a cross collateral loan is XXXX. The subject loan closed with a DSCR of XXXX, which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXPM)
Loans must use the fully amortized payment to calculate DSCR. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Buyer Comment 2 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The loan file did not contain a CDA for the properties located at XXXX and XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	Comp factors - Experienced Investor, XXXX Qualifying Credit Score & XXXX% LTV. Comp factors - Experienced Investor, XXXX Qualifying Credit Score & XXXX% LTV.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	7950866	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Income - Missing or Incomplete Lease Agreement-

Missing Lease agreement or not complete per guidelines. The loan file contained a tenant ledger for the property located at XXXX which reflected that the tenant is paying $XXXX per month in rent; however, a copy of the actual lease was not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $XXXX. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX qualifying credit score 3) XXXX% LTV

Response 1 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

(Open) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The loan file does not contain any evidence of hazard insurance for any of the XXXX properties.

Response 1 (XX/XX/XXXX XX:XXPM)
The premium is missing. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and believes file contains sufficient information to document premium. Final HUD shows ins premium collected $11874.12. Noted Compensating factors: 1) Experienced Investor 2) XXXX qualifying credit score 3) XXXX% LTV

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensating factors. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The minimum DSCR for a cross collateral loan is XXXX. The subject loan closed with a DSCR of XXXX, which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXPM)
Guidelines require that the fully amortized payment be used to calculate DSCR. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX qualifying credit score 3) XXXX% LTV

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The loan file did not contain a CDA for the property located at XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	Comp factor - Experienced Investor, XXXX qualifying credit score & XXXX% LTV. Comp factor - Experienced Investor, XXXX qualifying credit score & XXXX% LTV. Comp factor - Experienced Investor, XXXX qualifying credit score & XXXX% LTV.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	7950865	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The appraisal for the property located at XXXX reflects a borrower name of XXXX . The note reflects a borrower name of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing.

Buyer Comment 1 (XX/0XX2XXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Buyer Comment 2 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Response 1 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The minimum DSCR for a cross collateral loan is XXXX. The subject loan closed with a DSCR of XXXX, which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXPM)
Guidelines require that the fully amortized payment be used to calculate DSCR. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX Qualifying Credit Score 3) XXXX% LTV

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The loan file did not contain a CDA for the properties located at XXXX and XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	Comp factors - Experienced Investor, XXXX Qualifying Credit Score & XXXX% LTV. Comp factors - Experienced Investor, XXXX Qualifying Credit Score & XXXX% LTV.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	7948928	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing. The loan file does not contain a title commitment, policy or search of any kind.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a cross-collateral cash-out refinance is XXXX%%. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing for both borrowers.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated XX/XX/XXXX which support the appraised values.	XXXX score. XXXX DSCR. Experienced Investor. XXXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7945501	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- Note is incomplete: The Loan Agreement addendum, exhibit D, is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Other- A Transfer Letter and Paid invoice for the Appraisal is missing from the file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7945502	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

(Clear) Note - Incomplete-

Note is incomplete: The Loan Agreement addendum, Exhibit D, is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file and supports original appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7948920	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument can not be verified as accurate due to missing Title Commitment. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7939392	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument in inconsistent with Title. The Vested Interest on the Security Instrument reflects XXXX whereas Title reflects XXXX, the loan file did not contain a deed to reflect the change in Vested Interest.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7939393	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Name Discrepancy-

Security Instrument - Name Discrepancy. The Vested Interest on the Security Instrument in inconsistent with Title. The Vested Interest on the Security Instrument reflects XXXX whereas Title reflects XXXX, the loan file did not contain a deed to reflect the change in Vested Interest.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7923782	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Assets - Bank Statements-

Reserves in the amount of $XXXX. A XXXX business account ending #XXXX, in the name of XXXX was utilized in the required reserves. The lender guidelines required proof that the borrower held a minimum of 25% of the entity and shows borrower has access to the funds. The operating agreement for XXXX was provided and support borrower had XXXX% ownership interest. The XXXX account did not show the borrower as a signor on the XXXX account and additional documentation to support borrower's access to the funds were not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Guides do not allow cash out proceeds to be used for reserves. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for XXXX Severe Storms, Straight-line Winds, Tornados, and Flooding (XX-XXXX-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXAM)
PDI provided is for XXXX. The subject property is XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXXX% LTV. Experienced Investor. XXXX DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7923783	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Assets - Bank Statements-

Reserves in the amount of $XXXX. A XXXX business account ending #XXXX, in the name of XXXX was utilized in the required reserves. The lender guidelines required proof that the borrower held a minimum of 25% of the entity and shows borrower has access to the funds. The operating agreement for XXXX was provided and support borrower had XXXX% ownership interest. The XXXX account did not show the borrower as a signor on the XXXX account and additional documentation to support borrower's access to the funds were not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Guides do not allow cash out proceeds to be used for reserves. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for XXXX Severe Storms, Straight-line Winds, Tornados, and Flooding (XX-XXXX-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXAM)
PDI provided is for XXXX. The subject property is XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Alerts-

The credit report contain an alert reflecting borrower was a Fraud Victim with an extended fraud alert. Lender guidelines required that all fraud alerts be cleared and/or addressed by borrower. Required documentation was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Document provided does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXXX% LTV. XXXX DSCR. Experienced Investor. XXXX% LTV. XXXX DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7945498	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- Note is incomplete: The loan agreement addendum, Exhibit D, is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved) (Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) DSCR - Missing background check- Missing background check per guidelines. A criminal check for the XXXX is missing and LOE from Guarantor Dean Hussey for criminal offenses. Response 1 (XX/XX/XXXX XX:XXAM) Received criminal records search for primary borrower. Still missing LOE from XXXX for criminal offenses. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7945499	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- X/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- Note is incomplete: The loan agreement addendum, Exhibit D, is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Missing background check- Missing background check per guidelines. A criminal check for the XXXX is missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7948925	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- There are additional appraisal findings. The subject appraisal reflects the lender/client to be XXXX. According to the note the lender is XXXX. The loan file did not contain a transfer letter. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7948921	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7953401	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Missing (All)- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Contract - Missing-

The file contained no evidence of a properly executed sales contract with all addendums.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Final Application - Missing-

The loan application for both borrower's was not provided as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The investor guidelines required W9 and Operating Agreement for the borrowing entity, XXXX. Required documents were not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines for the borrowing entity, XXXX including criminal search and judgment search.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7948919	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Missing (All)- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: Federal Threshold and State Threshold. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The borrower was required to evidence $XXXX in reserves. The loan file only contained evidence of $XXXX in qualifying assets. As a result, there is a $XXXX shortage in verified assets.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) XXXX qualifying credit score 2) Experienced Investor 3) DSCR is XXXX

Response 1 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (XX-XXXX-XX) with an incident date of XX/XX/XXXX through XX/XX/XXXX which is after original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - XXXX qualifying credit score, Experienced Investor & DSCR is XXXX.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7945500	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- Note is incomplete: The Loan agreement addendum, Exhibit D, is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) Assets - Minimum Reserves-

Guidelines require XXXX mos reserves ($XXXX) for the cash out loan which cannot come from net amount received at closing towards post closing liquidity. Borrower received $XXXX cash at closing. The file contains two bank statements for XX/XX/XXXX and XX/XX/XXXX. The file contains no current asset documentation.

Response 1  (XX/XX/XXXX XX:XXPM)
The assets are from XXXX, so they are over XXX year old at closing. (Upheld)

Response 2  (XX/XX/XXXX XX:XXPM)
Reserves are still $XXXX short. (Upheld)

Response 3  (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7939399	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Credit Score- The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score is XXXX and borrower FICO is verified at XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The mortgage payoff is missing from the loan file and required per guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXXX% LTV. XXXX DSCR. XXXX mos of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7948922	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Search completedreflecting a declared disaster after appraisal date. FEMA Declarationdeclared XX/XX/XXXX for XXXX Hurricane XXXX (XX-XXXX-XX) withan incident date of XX/XX/XXXX through XX/XX/XXXX which is after originalappraisal date of XX/XX/XXXX. Please provide Property Inspection toconfirm no damage

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Authorization-

The loan file does not contain documentation indicating the borrower own the bank account the closing funds and reserves are coming from. The account is in the name of XXXX, and there is no documentation in the loan file to establish ownership of the business.

Response 1  (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7945503	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- Note is incomplete: The Loan Agreement addendum, Exhibit D, is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) Credit - Other-

XXXX for the borrower reflects XXX criminal/arrest filings, one of which, requires a LOE from the borrower for grand theft less than $XXXX dollars with a date of XX/XX/XXXX that is less than XXXX years from application date and is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The current hazard insurance policy on the subject property does not reflect general liability insurance of at least per occurrence minimum coverage of $XXXX and aggregate coverage of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report XX/XX/XXXX was > 90 days at the time of closing XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver must be granted by Investor. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXXX DSCR. Experienced Investor. 1XXXX mos of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7939394	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7939395	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Assets - Investment Property Reserves-

Assets - Investment Property Reserves. The loan file does not contain documentation supporting sufficient reserves and is short $XXXX. The XXXX Statements are expired being over XX from the Note date. The E Trade indicates it is a self-directed IRA which is ineligible for assets and investor guidelines do not allow cash out to be utilized to support post closing liquidity.

Response 1 (XX/XX/XXXX XX:XXAM)
There is only an IRA documented in the file as opposed to a XXXX. It is ineligible, as it is self-directed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Investor exception required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX% LTV. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7939396	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: Payment section does not reflect principal and interest payment amount.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

Security Instrument - Inaccurate. The security instrument was not completed accurately. The individual listed in the notary acknowledgement is not the same person who executed the Security instrument.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

Note - Incomplete. The following section of the Note is incomplete: The individual listed in the notary acknowledgement is not the same person who executed the Note.

Response 1  (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Assets - Investment Property Reserves- The loan file does not contain documentation supporting sufficient reserves and is short $XXXX. The XXXX are expired being over XX from the Note date and do not contain sufficient funds. The E Trade indicates it is a self-directed IRA which is ineligible for assets and investor guidelines do not allow cash out to be utilized to support post closing liquidity. Response 1 (XX/XX/XXXX XX:XXPM) Please provide evidence that XXXX owns XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX% LTV. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7939397	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Name Discrepancy-

Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file.

Response 1  (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The individual listed in the notary acknowledgement is not the same person who executed the Security instrument.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The manual edit to the borrowers name in the notary section is not initialed by the notary. Please provide a scriveners affidavit or initial the changes made to the borrowers name in the notary section. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The individual listed in the notary acknowledgement is not the same person who executed the Note.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The manual edit to the borrowers name in the notary section is not initialed by the notary. Please provide a scriveners affidavit or initial the changes made to the borrowers name in the notary section. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing, must include chain of title.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Investment Property Reserves-

Assets - Investment Property Reserves. The loan file does not contain documentation supporting sufficient reserves and is short $XXXX. The XXXX are expired being over XX from the Note date. The E Trade indicates it is a self-directed IRA which is ineligible for assets and investor guidelines do not allow cash out to be utilized to support post-closing liquidity.

Response 1  (XX/XX/XXXX XX:XXPM)
The file contains an IRA as opposed to a XXXX. The IRA is self-directed, which is ineligible. (Upheld)

Response 2  (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3  (XX/XX/XXXX XX:XXPM)
Investor exception required. (Upheld)

Response 4  (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX% LTV. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7939398	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Name Discrepancy-

Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file.

Response 1  (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing, must include chain of title.

Response 1  (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Investment Property Reserves-

Assets - Investment Property Reserves. The loan file does not contain documentation supporting sufficient reserves and is short $XXXX. The XXXX Statements are expired being over 45 from the Note date and do not contain sufficient funds. The E Trade indicates it is a self-directed IRA which is ineligible for assets and investor guidelines do not allow cash out to be utilized to support post-closing liquidity.

Response 1  (XX/XX/XXXX XX:XXPM)
The file contains an IRA as opposed to a XXXX. IRA is self-directed, which is ineligible. (Upheld)

Response 2  (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3  (XX/XX/XXXX XX:XXPM)
Investor exception required. (Upheld)

Response 4  (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Experienced Investor. XXXX% LTV.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7950861	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7948926	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment - Missing/Incomplete-

The title commitment for the subject property/transaction was missing.

Response 1  (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

The required funds for reserves were $XXXX. Monthly statements for XXXX #XXXX was provided to support the required funds. The monthly statements for the month of XXXX and XXXX were provided; however, the July statement to support 60 days of consecutive statements was missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7948923	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Bank Statements-

The required funds for reserves was $XXXX. The investor guidelines required 2 months of current bank statements to support the required funds. XXXX acct ending #XXXX was provided for month of XXXX and XXXX. The XXXX statement to complete 60 days of consecutive statements was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing XXXX statement. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment for the subject property/transaction was missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7948924	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7950863	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

The loan closed in the name of XXXX and the operating agreement reflected the majority member of the XXXX. The investor guidelines required entity documents on the nesting entity including the EIN letter. The EIN letter for XXXX was not provided as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Insurance - Missing from DTI-

The Flood Hazard Determination reflected the subject property was in flood zone AE and required flood insurance coverage. The Flood Insurance policy was not provided as required and the flood insurance premium was not documented and included in the DTI.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The investor guidelines required the homeowners insurance policy with the total premium reported. Documentation was not provided to support the homeowners insurance premium as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7950862	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- The loan closed in the name of XXXX and the operating agreement reflected the majority member of the XXXX. The investor guidelines required entity documents on the nesting entity including the EIN letter. The EIN letter for XXXX was not provided as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7950860	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Property - Previously Listed for Sale-

The property was listed XX/XX/XXXX and the initial application date was XX/XX/XXXX.Listing was withdrawn XX/XX/XXXX. Properties listed for sale in the last XXXX mos (on or before the application date) are not eligible for refinance transactions.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The investor guidelines required a Signed Loan Term Sheet signed by the Guarantor. A signed loan term sheet was provided; however, was not signed by the guarantor and did not match the final loan terms.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7945536	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated XX/XX/XXXX and XX/XX/XXXX which supports the appraised values.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945530	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated XX/XX/XXXX which supports the appraised values.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7893760	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) Document provided is sufficient to cure the exception. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Missing background check-

Missing background check per guidelines. Background Reports/Fraud Screens are required for all Qualifying Guarantor(s). Requirements of Background Check results include the following: Must be dated within 90 days of the loan’s closing date; Must include litigation, criminal history, and judgement/lien searches; An OFAC check must be included alongside Background Check, and be dated within 45 days of the loan’s closing date; Any liens/judgements present (federal, state, property or personal) must have evidence of release/satisfaction provided prior to the closing or in conjunction with the closing of the loan. Loan file contains only the OFAC report as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Guides indicate a credit report is not required; however, the background check section does not exclude XXXXs. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	Experienced Investor. XXXX% LTV. XXXX mos of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7922817	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other-

The file is missing The Property Management Questionnaire, as required by guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
William Barlow signed the Property Management Questionnaire. Property Management Agreement missing. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
William Barlow is not an Entity member. He is not a borrower or a guarantor. If he manages the property, then a property management agreement is required. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed finding and elects to waive. Property management questionnaire completed. Borrower and property manger are related. Noted Compensating factors: 1) Experienced Investor 2) 81 months reserves

Response 3 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.	Comp factors - Reserves $XXXX, DSCR XXXX and experienced investor.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7922854	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Beryl (XX-XXXX-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Program Parameters - Other- An OFAC check dated within 45 days of closing is required for the guarantor. The loan file is missing the OFAC check. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7922834	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan agreement is not signed by the lender.	(Open) Assets - Large Deposits/Unacceptable-

Recent large deposits were not adequately sourced and/or documented. The Borrower's XXXX Bank Statement, dated XX/XX/XXXX, reflects 5 large deposits ($XXXX, $XXXX, $XXXX, $XXXX, $XXXX), which are itemized in a Letter of Explanation. However, the file is missing proof of withdrawal from retirement accounts, brokerage account, sale of crypto, and funds from parent, as reflected on Letter of Explanation.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXXX qualifying credit score

Response 1 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.	Comp factors - Experienced Investor & XXXX qualifying credit score.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7922826	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Beryl [XX-XXXX-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX and XX/XX/XXXX XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding (XX-XXXX-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7928112	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in an entity; however, the loan file did not contain a Certificate of Good Standing for the business as required per the guidelines for vesting in an entity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a rate/term refinance of an investment property. The loan file did not contain an executed lease agreement as required per the guidelines for owned subject properties.

Response 1 (XX/XX/XXXX XX:XXPM)
This is allowed with a Borrower letter of explanation, which is missing. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
SLV must be granted by Investor. If LOE, then borrower signature required. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) XXXX qualifying credit score 2) XXXX mos reserves 3) Experienced Investor

Response 3 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	Comp factors - XXXX qualifying credit score, XXXX mos reserves & Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7928074	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The subject appraisal reflects the current owner to be XXXX. According to the title the current owner is our borrowing entity "XXXX ". The appraisal should have been updated to correct the correct ownership information.

Response 1 (XX/XX/XXXX XX:XXPM)
The owner is not reflected correctly on the appraisal. The borrower was the owner. The subject was a refinance. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Investor can approve downgrade. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Chain of title provided showing borrowers are current owners. Noted Compensating factors: 1) XXXX DSCR 2) Experienced Investor 3) XXXX% LTV

Response 3 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Comp factors - XXXX DSCR, Experienced Investor & XXXX% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7928090	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines at XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Investor obtained a post-close AVM that supported a value of $XXXX and an LTV of XXXX%. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Unable to clear. CDA provided pre-dates the post-close valuation obtained by the Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) XXXX qualifying credit score 2) Experienced Investor 3) XXXX DSCR 4) XXXX mos reserves

Response 3 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. XXXX supported a value XXXX% under the appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Guidelines allow for the lower of the valuation value to be used for LTV. Per rating agencies that is an EV2 rating. (Resolved)	Comp factors - XXXX qualifying credit score, Experienced Investor, XXXX DSCR & XXXX mos reserves.	3	2	3	2	2	1	1	2	C	B	C	B	A	B	B	A	C	B	C	B	A	B	B	A	C	B	C	B	A	B	B	A	C	B	C	B	A	B	B	A	C	B	C	B	A	B	B	A
XXXX	7928096	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

The guidelines allow seller concessions up to 2% without approval so long as the LTV/LTC, based on the adjusted cost basis, remains in line with loan’s approved terms. Anything in which exceeds the loan’s approved terms must be restructured (otherwise said, if seller concessions do not exceed closings costs (excluding origination points/fees), loan is permitted to proceed. If seller concessions exceed closing costs, loan should be restructured. The final HUD-1 settlement statement reflects that the borrower received $XXXX in seller credit, which is the equivalent of 3%. While the amount of concessions did not exceed the total closing costs less the origination fees, 3% seller concession exceeds the 2% allowed without approval. The loan file did not contain an approval of these additional concessions from 2% to 3%. It should also be noted that n adjustment to the LTV for these additional concessions would result in an LTV that exceeds the guideline limit.

Response 1 (XX/XX/XXXX XX:XXPM)
Guide indicates a 2% maximum without approval. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced investor 2) XXXX qualifying credit score 3) XXXX mos reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

(Open) Contract - Concessions-

According to the final HUD-1 settlement statement, the borrower received $8,XXXX in seller credit; however, the purchase agreement did not mention any seller paid costs and the loan file did not contain an addendum for seller paid costs. it should also be noted that the appraiser reviewed the contract and did not indicate any fees to be paid by the seller.

Response 1 (XX/XX/XXXX XX:XXPM)
Guide indicates a 2% maximum without approval. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced investor 2) XXXX qualifying credit score 3) XXXX mos reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Comp factors - Experienced investor, XXXX qualifying credit score & XXXX mos reserves. Comp factors - Experienced investor, XXXX qualifying credit score & XXXX mos reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7928085	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in an entity; however, the loan file did not contain a Certificate of Good Standing for the entity as required per the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in an entity; however, the loan file did not contain an Operating Agreement and proof of ownership for the entity as required per the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - OFAC Screening-

The loan file does not contain evidence the Borrower passed the OFAC screening process as required per the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a cash out refinance of an investment property that closed XX/XX/XXXX. The loan file contained a Certificate of Occupancy reflecting the house construction was completed XX/XX/XXXX; however, the loan file did not contain an executed lease prior to closing as required per the guidelines. ***Additional Conditions May Apply***

Response 1 (XX/XX/XXXX XX:XXPM)
LOE rom borrower is required. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Property was recently rehabbed. Noted Compensating factors.: 1) Experienced Investor 2) XXXX qualifying credit score 3) XXXX mos reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	Comp factors - Experienced Investor, XXXX qualifying credit score & XXXX mos reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7928082	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Property - Previously Listed for Sale-

The property was listed XX/XX/XXXX as active on the date of the appraisal of XX/XX/XXXX and the initial application date was XX/XX/XXXX, with a Note date of XX/XX/XXXX. The loan file does not contain documentation reflecting the property was removed from the active listing status prior to the closing. Properties listed for sale in the last XXXX mos (on or before the application date) are not eligible for refinance transactions.

Response 1 (XX/XX/XXXX XX:XXPM)
Please provide evidence that listing was cancelled. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) DSCR is XXXX 3) XXXX mos reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The appraisal reflects the subject property was vacant as of the inspection date of XX/XX/XXXX, and the loan file does not contain documentation evidencing an executed lease prior to the Note date of XX/XX/XXXX. The borrower purchased the property XX/XX/XXXX, over 1 year prior to the Note date. The guidelines require cash out refinance transactions on investment properties to have a current, active lease in place.

Response 1 (XX/XX/XXXX XX:XXPM)
LOE from borrower is required. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) DSCR is XXXX 3) XXXX mos reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of an entity; however, the loan file does not contain a Certificate of Good Standing for the LLC as required per the guidelines when vesting as an entity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	Experienced Investor. XXXX DSCR. XXXX mos of reserves. Experienced Investor. XXXX DSCR. XXXX mos of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7928093	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the closing date on page 1 of 16. Additionally, the date of execution is missing at the top of page 15.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Note is missing the date by borrower's signature on the top of page 5 of 5.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The date above the borrower's signature is missing on top of page 13 of 14.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Appraisal - Missing required 1004 D- Missing required 1004 to validate value or required repairs. The appraisal was completed subject to repairs and the appraiser stated "See additional comments in the addendum". The addendum contains no comments as to the required repairs. Additionally, the provided photos reflect no damages or any repairs that would be needed. Please provide either the 1004d reflecting required repairs were completed or a correction to the appraisal reflecting completed "As is". Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7945548	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945584	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945566	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was no executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945546	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945557	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945573	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945590	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: Page 16 of 16 of the loan agreement is not complete. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945600	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945605	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945563	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945562	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945554	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945577	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945565	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: the Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945602	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945571	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945599	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945597	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945598	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945568	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945567	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945560	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945586	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note is incomplete: The Loan Agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945585	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement not signed by lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945582	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945583	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note incomplete: The Loan Agreement was not executed from the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945595	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945551	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945549	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945574	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945594	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945553	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945564	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not acknowledged by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945604	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement was not signed by lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7900141	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal - Appraisal Missing- The loan file is missing the full appraisal with all addendums, including comparable market rent schedule, and photos. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) The appraisal was a commercial appraisal and the property is commercial/residential mixed use, which is ineligible. (Upheld)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Missing appraisal and supporting documentation at review. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	3	3	3	1	1	3	1	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A
XXXX	7945524	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. The operating agreement for the entity XXXX is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Beryl (XX-XXXX-XX) with an incident date of XX/XX/XXXX through XX/XX/XXXX which is after original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7945523	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan Agreement page 21 is missing the borrowers initials. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is missing. The loan file does not contain a title commitment, policy or search of any kind. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7945525	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7945526	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7945522	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Certificate - Missing- The flood certificate is missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A